As filed with the Securities and Exchange Commission on February 6, 1997


                                                      Registration Nos. 33-34841
                                                                        811-6011


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 46
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 47


                              THE MONTGOMERY FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 1-800-572-3863
              (Registrant's Telephone Number, Including Area Code)

                                  JACK G. LEVIN
                              600 Montgomery Street
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)

                            -------------------------

             It is proposed that this filing will become effective:


            --       immediately upon filing pursuant to Rule 485(b)
            --       on __________, 1996 pursuant to Rule 485(b)
             X       60 days after filing pursuant to Rule 485(a)(1)
            --
                     75 days after filing pursuant to Rule 485(a)(2)
            --
            --       on ________________ pursuant to Rule 485(a)


         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1996 was filed on August 28, 1996.

                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              DAVID A. HEARTH, ESQ.
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104
                                 (415) 772-6000
           Total number of pages _____. Exhibit Index appears at _____

                              THE MONTGOMERY FUNDS


                      CONTENTS OF POST-EFFECTIVE AMENDMENT

         This post-effective amendment to the registration statement of the Registrant contains the following documents

         Facing Sheet

         Contents of Post-Effective Amendment


         Cross-Reference Sheet for shares of Montgomery Emerging Asia Fund

         Part A - Prospectus for Class R shares of Montgomery Emerging Asia Fund

         Part A - Prospectus for Class P shares of Montgomery Emerging Asia Fund

         Part A - Prospectus for Class L shares of Montgomery Emerging Asia Fund


         Part C - Other Information

         Signature Page

         Exhibit

                              THE MONTGOMERY FUNDS


                              CROSS REFERENCE SHEET

                                    FORM N-1A

                   Part A: Information Required in Prospectus
                              (For Each Prospectus)


                                                       Location in the
N-1A                                                   Registration Statement
Item No.           Item                                by Heading
-------            ----                                ----------

1.                 Cover Page                          Cover Page

2.                 Synopsis                            "Fees and Expenses of the Fund"

3.                 Condensed Financial                 Not Applicable

4.                 General Description of Registrant   Cover Page, "The Fund's Investment Objective and Policies,"
                                                       "Portfolio Securities," "Other Investment Practices," "Risk
                                                       Considerations" and "General Information"

5.                 Management of                       "The Fund's Investment Objective and Policies,"
                   the Fund                            "Management of the Fund" and
                                                       "How to Invest in the Fund"

5A.                Management's Discussion             Not Applicable (contained in the Fund's Annual
                   of Fund Performance                 Report)

6.                 Capital Stock and                   "Dividends and Distributions,"
                   Other Securities                    "Taxation" and "General Information"

7.                 Purchase of Securities              "How to Invest in the Fund,"
                   Being Offered                       "How Net Asset Value is Determined,"
                                                       "General Information" and
                                                       "Backup Withholding Instructions"

8.                 Redemption or                       "How to Redeem an Investment in the Fund" and
                   Repurchase                          "General Information"

9.                 Pending Legal                       Not Applicable
                   Proceedings


      ---------------------------------------------------------------------

                                     PART A

                          PROSPECTUS FOR CLASS R SHARES

                          MONTGOMERY EMERGING ASIA FUND

      ---------------------------------------------------------------------

The Montgomery Funds
101 California Street
San Francisco, California 94111
(800) 572-FUND



Prospectus
April 7, 1997



Class R shares of the Montgomery Emerging Asia Fund (the "Fund") are offered in this Prospectus. The Fund seeks long-term capital appreciation through investment primarily in the equity securities of emerging Asian companies. As is the case for all mutual funds, attainment of the Fund's investment objective cannot be assured.

The Fund's shares are sold at net asset value with no sales load, no commissions, no Rule 12b-1 fees and no exchange fees. In general, the minimum initial investment in the Fund is $1,000, and subsequent investments must be at least $100. The Manager or the Distributor, under any circumstances that either deems appropriate, may waive these minimums. See "How to Invest in the Fund."

The Fund, which is a separate series of The Montgomery Funds, an open-end management investment company, is managed by Montgomery Asset Management, L.P. (the "Manager"), an affiliate of Montgomery Securities (the "Distributor").


Please read this Prospectus before investing and retain it for future reference. A Statement of Additional Information dated November 12, 1996, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-FUND. If you are viewing the electronic version of this prospectus through an on-line computer service, you may request a printed version free of charge by calling (800) 572-FUND.


The Internet address for The Montgomery Funds is www.xperts.montgomery.com/1.

The Fund may offer other classes of shares to investors eligible to purchase those shares. The other classes of shares may have different fees and expenses than the class of shares offered in this Prospectus, and those different fees and expenses may affect performance. To obtain information concerning the other classes of shares not offered in this Prospectus, call The Montgomery Funds at
(800) 572-FUND or contact sales representatives or financial intermediaries who offer those classes.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Fees and Expenses of the Fund                                                3
--------------------------------------------------------------------------------

The Fund's Investment Objectives and Policies                                4
--------------------------------------------------------------------------------

Portfolio Securities                                                         4
--------------------------------------------------------------------------------

Other Investment Practices                                                   6
--------------------------------------------------------------------------------

Risk Considerations                                                          9
--------------------------------------------------------------------------------

Management of the Fund                                                      11
--------------------------------------------------------------------------------

How To Invest in the Fund                                                   13
--------------------------------------------------------------------------------

How To Redeem an Investment in the Fund                                     17
--------------------------------------------------------------------------------

Exchange Privileges and Restrictions                                        19
--------------------------------------------------------------------------------

How Net Asset Value is Determined                                           20
--------------------------------------------------------------------------------

Dividends and Distributions                                                 20
--------------------------------------------------------------------------------

Taxation                                                                    20
--------------------------------------------------------------------------------


General Information                                                         21
--------------------------------------------------------------------------------


Backup Withholding Instructions                                             22
--------------------------------------------------------------------------------

                          Fees And Expenses Of The Fund


Shareholder Transaction Expenses for the Fund

An investor would pay the following charges when buying or redeeming shares of the Fund:

                                 Maximum Sales Load
    Maximum Sales Load         Imposed on Reinvested
   Imposed on Purchases              Dividends            Deferred Sales Load      Redemption Fees          Exchange Fees
-------------------------------------------------------------------------------------------------------------------------------
           None                        None                       None                  None+                   None
-------------------------------------------------------------------------------------------------------------------------------


Estimated Annual Operating Expenses (as a percentage of average net assets)

                                               Montgomery Emerging Asia Fund
--------------------------------------------------------------------------------
Management Fee*                                            1.25%
--------------------------------------------------------------------------------
Other Expenses                                             0.65%
(after reimbursement)*
--------------------------------------------------------------------------------
Total Fund Operating Expenses*                             1.90%
--------------------------------------------------------------------------------

The previous tables are intended to assist the investor in understanding the various direct and indirect costs and expenses of the Fund. Operating expenses are paid out of the Fund's assets and are factored into the Fund's share price. The Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year.

+ Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. The Fund reserves the right, upon 60 days' advance notice to shareholders, to impose a redemption fee of up to 1.00% on shares redeemed within 90 days of purchase. The Fund also reserves the right to impose a $20 annual account maintenance fee on accounts that fall below the minimum investment because of redemption. See "How to Redeem an Investment in the Fund."

* Expenses for the Fund are estimated. The Manager will reduce its fees and may absorb or reimburse the Fund for certain expenses to the extent necessary to limit total annual fund operating expenses to the lesser of the amount indicated in the table for the Fund or the maximum allowed by applicable state expense limitations. The Fund is required to reimburse the Manager for any reductions in the Manager's fee only during the two years following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year. Absent the reduction, actual total Fund operating expenses are estimated to be 3.25% (2.00% other expenses). The Manager may terminate these voluntary reductions at any time. See "Management of the Fund."

Example of Expenses for the Fund

Assuming, hypothetically, that the Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of the Fund's shares would have paid the following total expenses upon redeeming such shares:

                                              Montgomery Emerging Asia Fund
--------------------------------------------------------------------------------
1 Year                                                     $19
--------------------------------------------------------------------------------
3 Years                                                    $55
--------------------------------------------------------------------------------
5 Years                                                    N/A
--------------------------------------------------------------------------------
10 Years                                                   N/A
--------------------------------------------------------------------------------

This example is to help potential investors understand the effect of expenses. Investors should understand that this example does not represent past or future expenses or returns and that actual expenses and returns may vary.

The Fund's Investment Objective And Policies

The investment objective and general investment policies of the Fund are described below. Specific portfolio securities that may be purchased by the Fund are described in "Portfolio Securities" beginning on page 4. Specific investment practices that may be employed by the Fund are described in "Other Investment Practices" beginning on page 6. Certain risks associated with investments in the Fund are described in those sections as well as in "Risk Considerations" beginning on page 9.


The Investment objective of the Fund is long term capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies that have their principal activities in emerging Asian countries. The Fund currently considers the following to be emerging Asian countries: Bangladesh, China and Hong Kong (the fund considers China and Hong Kong to be one single emerging Asia country), India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. The Fund does not expect to invest in Japanese securities, however. In the future, the Fund may invest in other countries in Asia when their markets become sufficiently developed. Under normal conditions, the Fund maintains investments in at least three emerging Asian countries at all times and invests no more than one-third of its total assets in any one emerging Asian country (other than China and Hong Kong or Malaysia where the Fund may invest without being subject to the one-third of total assets limit). As part of the remaining 35% of its total assets, the Fund may invest in more developed Asian countries, such as Japan, that may serve defensive purposes in an Asian portfolio. Alternatively, companies in more developed Asian markets may have significant operations in emerging Asian countries.


The Fund considers a company to be an emerging Asian company if its securities are principally traded in the capital market of an emerging Asian country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging Asian countries or from sales made in such emerging Asian countries, regardless of where the securities of such company are primarily traded; or it is organized under the laws of, and with a principal office in an emerging Asian country.

Emerging Asian countries are in various stages of economic development with most being considered emerging markets. Each country has its unique risks. Most emerging Asian countries are heavily dependent on international trade. Some have prosperous economies, but are sensitive to world commodity prices. Others are especially vulnerable to recession in other countries. Some emerging Asian countries have experienced rapid growth, although many suffer from obsolete financial systems, economic problems, or archaic legal systems. The return of Hong Kong to Chinese dominion will affect emerging Asian countries in the Pacific region. For information on risks, see "Portfolio Securities," "Risk Considerations" and the Statement of Additional Information.

The Fund invests primarily in common stock but also may invest in other types of equity and equity derivative securities. It may invest up to 35% of its total assets in debt securities, including up to 5% in high yield debt securities rated below investment grade (also known as "junk bonds.") See "Portfolio Securities" and "Risk Considerations." During the two- to three-month period following commencement of the Fund's operations, the Fund may have its assets invested substantially in cash and cash equivalents.

The Fund may invest in certain debt securities issued by the governments of emerging Asian countries that are, or may be eligible for, conversion into investments in emerging Asian companies under debt conversion programs sponsored by such governments. If such securities are convertible to equity investments, the Fund deems them to be equity derivative securities. See "Portfolio Securities."

Josephine S. Jimenez, Bryan L. Sudweeks, Angeline Ee and Frank Chiang are responsible for managing the Fund's portfolio. See "Management of the Fund."

Portfolio Securities

Equity Securities

In seeking its investment objective, the Fund emphasizes investments in common stock. The Fund also may invest in other types of equity securities and equity derivative securities such as preferred stocks, convertible securities, warrants, units, rights, and options on securities and on securities indices.

Depositary Receipts

The Fund may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, sometimes called Continental Depositary Receipts, are issued in Europe, typically by foreign banks and trust companies, and evidence ownership of either foreign or domestic underlying securities. GDRs are issued in foreign countries, typically by foreign banks and trust companies, and evidence ownership of either foreign or domestic securities. Unsponsored ADR, EDR and GDR programs are organized without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile.

Convertible Securities

The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Through their conversion feature, they provide an opportunity to participate in capital appreciation resulting from a market price advance in the underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the common stock's market value rises and decrease as the common stock's market value declines. For purposes of allocating Fund investments, the Manager regards convertible securities as a form of equity security.

Securities Warrants and Rights

The Fund may invest up to 5% of its net assets in warrants and rights, including up to 2% of net assets for those not listed on a securities exchange. A warrant typically is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. A right (also called a subscription right) is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public, which entitles the holder to buy the new common stock below the public offering price. A right, like a warrant, is transferable. Also, a warrant or a right not exercised or disposed of by its expiration date expires worthless.

Privatizations

The Fund believes that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and the Fund may invest in privatizations. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

Special Situations

The Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance its capital appreciation potential. The Fund also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impractical for the Fund to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria reviewed by the Board. The Fund does not invest more than 15% of its net assets in illiquid investments, including special situations.

Investment Companies

The Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. See the Statement of Additional Information.

The Fund does not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Fund bears its ratable share of that investment company's expenses, including advisory and administration fees. In accordance with applicable state regulatory provisions, the Manager has agreed to waive its own management fee with respect to the portion of the Fund's assets invested in other open-end (but not closed-end) investment companies.

Debt Securities

The Fund may purchase debt securities that complement its objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy which may be changed by the Board, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P, Baa by Moody's or BBB by Fitch, or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. Subject to this limitation, the Fund may invest in any debt security, including securities in default. After its purchase by the Fund a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. Neither event would require elimination of that security from the Fund's portfolio. However, a security downgraded below the Fund's minimum credit levels generally would be retained only if retention was determined by the Manager and subsequently by the Board to be in the best interests of the Fund. See "Risk Considerations."

In addition to traditional corporate, government and supranational debt securities, the Fund may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, governmental entities and companies of emerging Asia countries.

The percentage distribution between equity and debt will vary from country to country. The following factors, among others, will influence the proportion of the Fund's assets to be invested in equity securities versus debt securities: levels and anticipated trends in inflation and interest rates; expected rate of economic growth and corporate profits growth; changes in government policy, including regulations governing industry, trade, financial markets, and foreign and domestic investment; stability, solvency and expected trends of government finances; and conditions of the balance of payments and changes in the terms of trade.

U.S. Government Securities

The Fund may invest in fixed rate and floating or variable rate U.S. Government securities. Certain of the obligations, including U.S. Treasury Bills, Notes and Bonds, and mortgage-related securities of the Government National Mortgage
Association ("GNMA"), are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, while others, such as those issued by the Federal National Mortgage Association ("FNMA"), Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

Short-term U.S. Government securities generally are considered to be among the safest short-term investments. However, the U.S. Government does not guarantee the net asset value of the Fund's shares. With respect to U.S. Government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities. Accordingly, such U.S. Government securities may involve risk of loss of principal and interest.

Other Investment Practices

The Fund also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objective and Policies of the Fund," contains more detailed information about certain of these practices, including limitations designed to reduce risks.

Repurchase Agreements

The Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, the Fund acquires a U.S. Government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security. Under the Investment Company Act, repurchase agreements are considered to be loans by the Fund and must be fully collateralized by cash, letters of credit, U.S. Government securities or other high-grade liquid debt or equity securities that the Fund's custodian, or a designated sub-custodian either places in a segregated account or separately identifies and renders unavailable for investment ("Segregable Assets"). If the seller defaults on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

Borrowing

The Fund may borrow money from banks and engage in reverse repurchase transactions, in an amount not to exceed one-third of the value of its total assets to meet temporary or emergency purposes, and the Fund may pledge its assets in connection with such borrowings. The Fund may not purchase securities if such borrowings exceed 10% of its total assets.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date.

Leverage

The Fund may leverage its portfolio to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset values of the Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

Securities Lending

The Fund may lend securities to brokers, dealers and other financial organizations. These loans may not exceed 30% of the Fund's total assets. Each securities loan is collateralized with Segregable Assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

When-Issued and Forward Commitment Securities

The Fund may purchase U.S. Government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, normally 7 to 15 days or, in the case of certain CMO issues, 45 to 60 days later.
When-issued  securities  and  forward  commitments  may  be  sold  prior  to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it causes its custodian to segregate Segregable Assets equal to the value of the when-issued or forward commitment securities and causes the Segregable Assets to be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Fund, the Fund may employ certain risk management practices using the following derivative securities and techniques (known as "derivatives"): forward currency exchange contracts, stock options, currency options, and stock and stock index options, futures contracts and options on futures contracts on foreign government securities and currencies. The Board of the Trust has adopted derivative guidelines that require the Board to review each new type of derivative that may be used by the Fund. Markets in some countries currently do not have instruments available for hedging transactions relating to currencies or to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such countries. To the extent that such markets do not exist, the Manager may not be able to hedge its investment effectively in such countries. Furthermore, the Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment.

Forward Currency Contracts

A forward currency contract is individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund normally conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate in the foreign currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Fund generally does not enter into forward contracts with terms greater than one year.

The Fund generally enters into forward contracts only under two circumstances. First, if the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency. The Fund will not enter into a forward contract if, as a result, it would have more than one-third of total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused its custodian to segregate Segregable Assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect the Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

Options on Securities, Securities Indices and Currencies

The Fund may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges, as well as in the over-the-counter market. The Fund may purchase call options on securities which it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). The Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Put options allow the Fund to protect unrealized gain in an appreciated security that it owns without selling that security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs.

The Fund also may purchase put and call options on stock indices in order to hedge against risks of stock market or industry-wide stock price fluctuations. The Fund may purchase options on currencies in order to hedge its positions in a manner similar to its use of forward foreign exchange contracts and futures contracts on currencies.

Futures and Options on Futures

To protect against the effect of adverse changes in interest rates, the Fund may purchase and sell interest rate futures contracts. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. Government securities, at a specified date and price. In addition, the Fund may purchase and sell put and call options on interest rate futures contracts in lieu of entering into the underlying interest rate futures contracts. The Fund segregates Segregable Assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

The Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets. The Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

Hedging Considerations

Hedging transactions involve certain risks. While the Fund may benefit from the use of hedging transactions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for the Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, the Fund pays commissions and other costs in connection with such investments.

Illiquid Securities

The Fund may not invest more than 15% of its net assets in illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid. State securities laws may impose further limitations on the amount of illiquid or restricted securities the Fund may purchase.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, the Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. Government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in the Fund.

Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Portfolio turnover in excess of 100% is considered high and increases such costs. The annual portfolio turnover for the Fund is expected to be approximately 125%. Even if the portfolio turnover for the Fund is in excess of 125%, the Fund would not consider portfolio turnover as a limiting factor.

Investment Restrictions

The investment objective of the Fund is fundamental and may not be changed without shareholder approval, but unless otherwise stated, the Fund's other investment policies may be changed by the Board. If there is a change in the investment objective or policies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial positions and needs. The Fund is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

The Fund has reserved the right, if approved by the Board, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30 days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this Prospectus.

Risk Considerations

Concentration in Securities of Emerging Asian Companies

The Fund concentrates its investments in companies that have their principal activities in emerging Asian countries. Consequently, the Fund's share value may be more volatile than that of investment companies not sharing this geographic concentration. The value of the Fund's shares may vary in response to political and economic factors affecting issuers in emerging Asian countries. Although the Fund normally does not expect to invest in Japanese companies, some emerging Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. Many of the emerging Asian countries are developing both economically and politically. Emerging Asia countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some emerging Asian countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some emerging Asia countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in emerging Asia may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries. Moreover, as long as the Fund invests in at least three emerging Asia countries, it may invest more than 90% of its assets in China and Hong Kong. Alternatively, it may invest more than 90% of its assets in Malaysia. Such a heavy concentration of investment in a few countries may make the Fund's share value extremely volatile and, in the event of any economic downturn or other events adversely affecting those countries, such events' impact on the Fund will be more magnified than if the Fund did not have such a narrow concentration.

Small Companies

The Fund may invest in smaller companies that may benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than the prices of the securities of larger issuers.

Foreign Securities

In addition to the special risks of investing in emerging Asian countries discussed above, there are general risk associated with investments in foreign securities.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the Prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services and other costs relating to investments by the Fund in other countries are generally greater than in the U.S. Foreign markets, have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions and resulted in settlement difficulty. The inability of the Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined or result in claims against the Fund if it had entered into a contract to sell the security. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

Because the securities owned by the Fund may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and the Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

Some countries in which the Fund may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund.

Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

Lower Quality Debt

The Fund is authorized to invest in medium-quality (rated or equivalent to BBB by S&P or Fitch's or Baa by Moody's) and in limited amounts of high-risk, lower quality debt securities (i.e., securities rated below BBB or Baa) or, if unrated, deemed to be of equivalent investment quality as determined by the Manager. Medium quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade debt securities.

As an operating policy, which may be changed by the Board without shareholder approval, the Fund does not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, deemed to be of comparable quality as determined by the Manager using guidelines approved by the Board. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its shareholders. Unrated debt securities are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, the Fund may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.

Interest Rates

The market value of debt securities sensitive to prevailing interest rates is inversely related to actual changes in interest rates. That is, a decline in interest rates produces an increase in the market value of these securities while an increase in interest rates produces a decrease. Moreover, the longer the remaining maturity of a security, the greater the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Management Of The Fund

The Montgomery Funds has a Board of Trustees that establishes the Fund's policies and supervises and reviews its management. Day-to-day operations of the Fund are administered by the officers of the Trust and by the Manager pursuant to the terms of an investment management agreement with the Fund.

Montgomery Asset Management, L.P., is the Fund's Manager. The Manager, a California limited partnership, was formed in 1990 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended, and since then has advised private accounts as well as the Fund. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is Montgomery Securities, the Fund's Distributor. Under the Investment Company Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed control persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, the Manager may draw upon the research and administrative resources of
Montgomery Securities in its discretion and consistent with applicable regulations.

Founded in 1969, Montgomery Securities is a fully integrated and highly focused investment banking partnership specializing in emerging growth companies. The firm's areas of expertise include research, corporate finance, sales and trading, and venture capital. Its research department is one of the largest, most experienced groups headquartered outside the East Coast. Through its corporate finance department, Montgomery Securities is a well recognized underwriter of public offerings and provides broad distribution of securities through its sales and trading organization.

Portfolio Managers


The Fund is managed by Josephine S. Jimenez, Bryan L. Sudweeks, Angeline Ee and Frank Chiang.

Josephine S. Jimenez, CFA, is a Managing Director and Senior Portfolio Manager. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. as senior analyst and portfolio manager.

Bryan L.  Sudweeks,  Ph.D.,  CFA, is a Managing  Director  and Senior  Portfolio
Manager. Before joining the Manager, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, he was a Professor of International Finance and Investments at George Washington University and served as Adjunct Professor of International Investments from 1988 until May 1991.

Angeline Ee is a Portfolio Manager. From 1990 until joining the Manager in July 1994, Ms. Ee was an Investment Manager with AIG Investment Corp. in Hong Kong. From June 1989 until September 1990, Ms. Ee was a co-manager of a portfolio of Asian equities and bonds at Chase Manhattan Bank in Singapore.

Frank Chiang is a Portfolio Manager. From 1993 until joining the Manager in 1996, Mr. Chiang was Managing Director and Portfolio Manager at TCW Asia Ltd. in Hong Kong.

Management Fees and Other Expenses

The Manager provides the Fund with advice on buying and selling securities, manages the Fund's investments, including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides personnel needed by the Fund with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with the Fund. The Manager also compensates the members of the Board who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, the Fund pays the Manager a monthly management fee (accrued daily but paid when requested by the Manager) based upon the value of its average daily net assets, according to the following table. The management fee for the Fund is higher than for most mutual funds.

                                   Average Daily Net Assets        Annual Rate
--------------------------------------------------------------------------------
Montgomery Emerging Asia Fund      First $500 million                  1.25%
                                   Next $500 million                   1.10%
                                   Over $1 billion                     1.00%
--------------------------------------------------------------------------------

The Manager also serves as the Fund's Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee at the annual rate of seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of daily net assets over $500 million).

The Fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

The Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses at or below the lesser of the maximum allowable by applicable state expense limitations or one and nine-tenths of one percent (1.90%) of the Fund's average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by the Fund within the following two years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that the Fund is obligated to pay in order to increase the return to the Fund's investors. To the extent the Manager performs a service or assumes an operating expense for which the Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from the Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager, out of its own funds, also may compensate broker-dealers who distribute the Fund's shares as well as other service providers of shareholder and administrative services. In addition, the Manager, out of its own funds, may sponsor seminars and educational programs on the Fund for financial intermediaries and shareholders.

The Manager considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these factors are more fully discussed in the Statement of Additional Information, they include, but are not limited to, reasonableness of commissions, quality of services and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Manager also may consider sale of the Fund's shares as a factor in selecting broker-dealers for the Fund's portfolio transactions. It is anticipated that Montgomery Securities may act as one of the Fund's brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Fund. The Fund will use Montgomery Securities as its broker only when, in the judgment of the Manager and pursuant to review by the Board, Montgomery
Securities  will  obtain a price and  execution  at least as  favorable  as that available from other qualified brokers. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Fund (the "Master Transfer Agent") and performs certain recordkeeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Fund's transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Fund's principal custodian (the "Custodian").

How To Invest In The Fund

The Fund's shares are offered directly to the public, with no sales load, at their next-determined net asset value after receipt of an order with payment. The Fund's shares are offered for sale by Montgomery Securities, the Fund's Distributor, 600 Montgomery Street, San Francisco, California 94111, (800) 572-3863, and through selected securities brokers and dealers.

If an order, together with payment in proper form, is received by the Transfer Agent, Montgomery Securities or certain administrators of 401(k) and other retirement plans by 4:00 p.m., New York time, on any day that the New York Stock Exchange ("NYSE") is open for trading, Fund shares will be purchased at the Fund's next-determined net asset value. Orders for Fund shares received after 4:00 p.m., New York time, will be purchased at the next-determined net asset value after receipt of the order.

The minimum initial investment in the Fund is $1,000 (including IRAs) and $100 for subsequent investments. The Manager or the Distributor, in its discretion, may waive these minimums. Purchases may also be made in certain circumstances by payment of securities. See the Statement of Additional Information for further details.

Initial Investments

Minimum Initial Investment (including IRAs):                 $1,000

Mail your completed application and any checks to:
                The Montgomery Funds
                c/o DST Systems, Inc.
                P.O. Box 419073
                Kansas City, MO 64141-6073

--------------------------------------------------------------------------------
Initial Investments by Check
--------------------------------------------------------------------------------

         o Complete the Account Application. Tell us which Fund(s) you want to invest and make your check payable to The Montgomery Funds.

         o        We do not  accept  third  party  checks  or cash  investments.
                  Checks must be made in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S.

         o        A charge may be imposed on checks that do not clear.

--------------------------------------------------------------------------------
Initial Investments by Wire
--------------------------------------------------------------------------------

         o Notify the Transfer Agent at (800) 572-3863 that you intend to make your initial investment by wire. Provide the Transfer Agent with your name, dollar amount to be invested and the Fund in which you want to invest. They will provide you with further instructions to complete your purchase. Complete information regarding your account must be included in all wire instructions to ensure accurate handling of your investment.

         o Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:

                     Investors Fiduciary Trust Company
                     ABA #101003621
                     For: DST Systems, Inc.
                     Account #7526601
                     Attention: The Montgomery Funds
                     For Credit to: (shareholder(s) name)
                     Shareholder Account Number: (shareholder(s) account number) Name of Fund: Montgomery Emerging Asia Fund

         o        Your bank may charge a fee for any wire transfers.

         o The Fund and the Distributor each reserve the right to reject any purchase order in whole or in part.

--------------------------------------------------------------------------------

Subsequent Investments

Minimum Subsequent Investment:                                $100

Mail any checks and investment instructions to:
                The Montgomery Funds
                c/o DST Systems, Inc.
                P.O. Box 419073
                Kansas City, MO 64141-6073

--------------------------------------------------------------------------------
Subsequent Investments by Check
--------------------------------------------------------------------------------

                  o        Make your check  payable to The  Montgomery  Emerging
                           Asia Fund.

                  o Enclose an investment stub from your confirmation statement.

                  o If you do not have an investment stub, mail your check with written instructions indicating the Fund name and account number to which your investment should be credited.

                  o We do not accept third party checks or cash investments. Checks must be made in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S.

                  o        A charge may be imposed on checks that do not clear.

--------------------------------------------------------------------------------
Subsequent Investments by Wire
--------------------------------------------------------------------------------

         o You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under "Initial Investments by Wire."


--------------------------------------------------------------------------------
Subsequent Investments by Telephone
--------------------------------------------------------------------------------

         o Shareholders are automatically eligible to make telephone purchases by calling the Transfer Agent at (800) 572-3863 before the Fund cutoff time.

         o        Shares of IRAs are not eligible for telephone purchases.

         o The maximum telephone purchase is an amount up to five times your account value on the previous day.

         o Payments for shares purchased must be received by the Transfer Agent within three business days after the purchase request. Write your confirmed purchase number on your check or include it in your wire instructions.

         o You should do one of the following to ensure payment is received in time:

                  o Transfer funds directly from your bank account by sending a letter and a voided check or deposit slip (for a savings account) to the Transfer Agent.

                  o        Send a check by overnight or 2nd day courier service.
                           Address courier packages to:

                           The Montgomery Funds, c/o DST Systems, Inc., 1004 Baltimore St., Kansas City, MO 64105.

                  o Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under the section titled Initial Investments by Wire.

--------------------------------------------------------------------------------

Complete information regarding your account must be included in all wire instructions in order to facilitate the prompt and accurate handling of investments. Investors may obtain further information from their own banks about wire transfers and any fees that may be imposed. The Fund and the Distributor each reserve the right to reject any purchase order in whole or in part.

Automatic Account Builder ("AAB")

         o AAB will be established on existing accounts only. You may not use an AAB investment to open a new account.

         o        The  minimum   automatic   investment  amount  is  the  Fund's
                  subsequent investment minimum.

         o        Your bank must be a member of the Automated Clearing House.

         o To establish AAB, attach a voided check (checking account) or preprinted deposit slip (savings account) from your bank account to your Montgomery account application or your letter of instruction. Investments will automatically be transferred into your Montgomery account from your checking or savings account.

         o Investments may be transferred either monthly or quarterly on or up to two business days before the 5th or 20th day of the month. If no day is specified on your account application or your letter of instruction, the 20th of each month will be selected.

         o You should allow 20 business days for this service to become effective.

         o You may cancel your AAB at any time by sending a letter to the Transfer Agent. Your request will be processed upon receipt.


Payroll Deduction

         o Investment through payroll deduction will be established on existing accounts only. You may not use payroll deduction to open a new account. The minimum payroll deduction amount is the Fund's subsequent investment minimum.

         o You may automatically deposit a designated amount of your paycheck directly into a Montgomery Fund account.

         o Please call the Transfer Agent to receive instructions to establish this service.


Telephone Transactions

You agree to reimburse the Fund for any expenses or losses that it may incur in connection with transfers from your accounts, including any caused by your bank's failure to act in accordance with your request or its failure to honor your debit. If your bank makes erroneous payments or fails to make payment after shares are purchased on your behalf, any such purchase may be canceled and this privilege terminated immediately. This privilege may be discontinued at any time by the Fund upon 30-days' written notice or any time by you by written notice to the Fund. Your request will be processed upon receipt.

Although Fund shares are priced at the net asset value next-determined after receipt of a purchase request, shares are not purchased until payment is received. Should payment not be received when required, the Transfer Agent will cancel the telephone purchase request and you may be responsible for any losses incurred by the Fund. The Fund and the Transfer Agent will not be liable for following instructions communicated by telephone reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording the telephone call, sending a confirmation and requiring the caller to give a special authorization number or other personal information not likely to be known by others. The Fund and Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions only if such reasonable procedures are not followed.

Retirement Plans

Shares of the Fund are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and IRAs. Neither the Fund nor the Manager administers or acts as custodian for retirement account plans. The Fund may be available for purchase through administrators for retirement plans. Investors who purchase shares as a part of a retirement plan should address inquiries and seek investment servicing from their plan administrators. Plan administrators may receive compensation from the Fund for performing shareholder services.

Share Certificates

Share certificates will not be issued by the Fund. All shares are held in non-certificated form registered on the books of the Fund and the Transfer Agent for the account of the shareholder.

How To Redeem An Investment In The Fund

The Fund will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or, in the case of repurchase orders, Montgomery Securities or other securities dealers. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until it has been notified that the monies used for the purchase have been collected, which may take up to 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting a redemption are set forth below. Shareholders should note that the Fund reserves the right upon 60 days' advance notice to shareholders to impose a redemption fee of up to 1.00% on shares redeemed within 90 days of purchase.

--------------------------------------------------------------------------------
Redeeming by Written Instruction
--------------------------------------------------------------------------------

         o Write a letter indicating your name, account number, the name of the Fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.

         o Signature guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $50,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or national securities exchange. Contact the Transfer Agent if you need more information.

         o If you do not have a predesignated bank account and want to wire your redemption proceeds, include a voided check or deposit slip with your letter. The minimum amount that may be wired is $500 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees in the Manager*s discretion.

         o        Mail your instructions to:
                           The Montgomery Funds
                           c/o DST Systems, Inc.
                           P.O. Box 419073
                           Kansas City, MO  64141

--------------------------------------------------------------------------------
Redeeming By Telephone
--------------------------------------------------------------------------------

         o Unless you have declined telephone redemption privileges on your account application, you may redeem shares up to $50,000 by calling the Transfer Agent before the Fund cutoff time.

         o If you included bank wire information on your account application or made subsequent arrangements to accommodate bank wire redemptions, you may request that the Transfer Agent wire your redemption proceeds to your bank account. Allow at least two business days for redemption proceeds to be credited to your bank account. If you want to wire your redemption proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee.

         o Telephone redemption privileges will be suspended 30 days after an address change. All redemption requests during this period must be in writing with a guaranteed signature.

         o        This service is not available for IRA accounts.

         o Telephone redemption privileges may be cancelled after an account is opened by instructing the Transfer Agent in writing. Your request will be processed upon receipt.

--------------------------------------------------------------------------------

By establishing telephone redemption privileges, a shareholder authorizes the Fund and the Transfer Agent to act upon the instruction of the shareholder or his or her designee by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to a bank or other account designated in the Authorization. When a shareholder appoints a designee on the Account Application or by written authorization, the shareholder agrees to be bound by the telephone redemption instructions given by the shareholder's designee. The Fund may change, modify or terminate these privileges at any time upon 60-days' notice to shareholders. The Fund will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on the shareholder's confirmation after 30 days following mailing of such confirmation. See discussion of Fund telephone procedures and liability under "Telephone Transactions."

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram (not available for IRAs) or overnight courier.

Systematic Withdrawal Plan

Under a Systematic Withdrawal Plan, a shareholder with an account value of $1,000 or more in the Fund may receive (or have sent to a third party) periodic payments (by check or wire). The minimum payment amount is $100 from the Fund account. Payments may be made either monthly or quarterly on the 1st of each month. Depending on the form of payment requested, shares of the Fund will be redeemed up to five business days before redemption proceeds are scheduled to be received by the shareholder. The redemption may result in recognition of gain or loss for income tax purposes.

Small Accounts/Annual Account Maintenance Fee

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares or to impose a $20 annual account maintenance fee for any account if at any time, because of redemptions by the shareholder, the total value of a shareholder's account is less than $1,000. If the Fund decides to make an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than the minimum level and will be allowed 30 days to make an additional investment to bring the value of that account at least to $1,000 before the Fund takes any action.

Exchange Privileges And Restrictions

Exchange Privileges

Shares of the Fund may be exchanged for shares of the other series of the Trust and The Montgomery Funds II (together with the Fund, the "Montgomery Funds"), with restrictions noted below, on the basis of their relative net asset values (with no sales charge or exchange fee) next determined after the time of the exchange request and provided that you have the current prospectus for the fund into which you are exchanging shares of the Fund. You are automatically eligible to make telephone exchanges with your Montgomery account. See discussion of Fund telephone procedures and limitations of liability under "Telephone
Transactions." Shareholders should note that an exchange may result in recognition of a gain or loss for income tax purposes.

Exchange Restrictions

A shareholder's privilege of exchanging shares of the Fund has the following restrictions:

o Shareholders may exchange for shares of a Montgomery fund only in states where that fund's shares are qualified for sale.

o A shareholder may not exchange for shares of a Montgomery fund that is not open to new shareholders unless the shareholder has an existing account with that Montgomery fund.

o Shares of the Fund may not be exchanged for shares of another Montgomery fund unless the amount to be received in the exchange satisfies that fund's minimum investment requirement.

o Because excessive exchanges can harm the Fund's performance, the Trust reserves the right to terminate, either temporarily or permanently, exchange privileges of any shareholder who makes more than four exchanges out of the Fund during a twelve-month period and to refuse an exchange into a Montgomery fund from which the shareholder has redeemed shares within the previous 90 days (accounts under common ownership or control and accounts with the same taxpayer identification number will be counted together). This limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and U.S. Department of Labor regulations (for those limits, see plan materials). The Trust reserves the right to refuse exchanges by any person or group if, in the Manager's judgment, the Fund would be unable effectively to invest the money in accordance with its investment objective and policies, or would otherwise be potentially adversely affected. A shareholder's exchanges may be restricted or refused if the Fund receives, or the Manager anticipates, simultaneous orders affecting significant portions of the Fund's assets and, in particular, a pattern of exchanges coinciding with a "market timing" strategy. Although the Trust attempts to provide prior notice to affected shareholders when it is reasonable to do so, it may impose these restrictions at any time. The Trust reserves the right to terminate or modify the exchange privileges of Fund shareholders in the future.

Brokers and Other Intermediaries

Investing through Securities Brokers, Dealers and Financial Intermediaries. Investors may purchase shares of the Fund from other selected securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by these agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent, provided the agent transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on days that the Fund issues shares. Orders received after that time will be purchased at the next-determined net asset value. To the extent these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund for such services.

Repurchase Orders Through Brokerage Accounts

Shareholders also may sell shares back to the Fund by wire or telephone through Montgomery Securities or selected securities brokers or dealers. Shareholders should contact their securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the broker or dealer. Shareholders are entitled to the net asset value next determined after receipt of a repurchase order by such broker-dealer, provided the broker-dealer transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on a day that the Fund redeems shares. Orders received after that time are entitled to the net asset value next determined after receipt.

How Net Asset Value Is Determined

The net asset value of the Fund is determined once daily as of 4:00 p.m., New York time, on each day that the NYSE is open for trading. Per-share net asset value is calculated by dividing the value of the Fund's total net assets by the total number of the Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the manager and the Pricing Committee of the Board respectively, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even if there has not been any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close prior to the time the Fund determines its net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset values may not be reflected in the Fund's calculation of net asset values unless the Manager, under supervision of the Board, determines that a particular event would materially affect the Fund's net asset values.

Dividends And Distributions

The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The Fund currently intends to make one or, if necessary to avoid the imposition of tax on the Fund, more distributions during each calendar year. A distribution may be made between November 1 and December 31 of each year with respect to any undistributed capital gains earned during the one-year period ended October 31 of such calendar year. Another distribution of any undistributed capital gains may also be made following the Fund's fiscal year end (June 30). The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board.

Unless investors request cash distributions in writing at least seven business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

Taxation

The Fund intends to qualify and elect as soon as possible to be treated as a regulated investment company under Subchapter M of the Code, by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code pertaining to the timing of distributions. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation. The Fund may also incur tax liability to the extent it invests in "passive foreign investment companies." See the Statement of Additional Information.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Fund are considered ordinary income. Part of the distributions paid by the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of the Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Fund.

The Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Fund. Additional information on tax matters relating to the Fund and its shareholders is included in the Statement of Additional Information.

General Information

The Trust

The Fund is a series of The Montgomery Funds, a Massachusetts business trust organized on May 10, 1990 (the "Trust"). The Trust's Agreement and Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The assets and liabilities of each series within the Trust are separate and distinct from those of each other series.

This Prospectus relates only to the Class R shares of the Fund. The Fund has designated other classes of shares and may in the future designate other classes of shares for specific purposes.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Management Agreement); all series of the Trust vote as a single class on matters affecting all series of the Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. Except as set forth herein, all classes of shares issued by the Fund shall have identical voting, dividend, liquidation and other rights, preferences, and terms and conditions. The only differences among the various classes of shares relate solely to the following:
(a) each class may be subject to different class expenses; (b) each class may bear a different identifying designation; (c) each class may have exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

Performance Information

From  time  to  time,  the  Fund  may  publish  its  total  return,  such  as in advertisements and communications to investors. Total return information generally will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against the Fund's income.

Investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return or current yield may be in any future period.

Legal Opinion

The validity of shares offered by this Prospectus will be passed on by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

Shareholder Reports and Inquiries

Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be mailed to each household with accounts under common ownership and the same address regardless of the number of shareholders or accounts at that household or address. A confirmation statement will be mailed to your record address each time you request a transaction except for pre-authorized automatic investment and redemption services (quarterly). All transactions are recorded on quarterly account statements which you will receive at the end of each calendar quarter. Your fourth-quarter account statement will be a year-end statement, listing all transaction activity for the entire year. Retain this statement for your tax records.

In general, shareholders who redeemed shares from a qualifying Montgomery account should expect to receive an Average Cost Statement in February of the following year. Your statement will calculate your average cost using the average cost single-category method.

Any questions should be directed to The Montgomery Funds at 800-572-FUND (800-572-3863).


Backup Withholding Instructions

Shareholders are required by law to provide the Fund with their correct Social Security or other Taxpayer Identification Number ("TIN"), regardless of whether they file tax returns. Failure to do so may subject a shareholder to penalties. Failure to provide a correct TIN or to check the appropriate boxes in the Account Application and to sign the shareholder's name could result in backup withholding by the Fund of an amount of federal income tax equal to 31% of distributions, redemptions, exchanges and other payments made to a shareholder's account. Any tax withheld may be credited against taxes owed on a shareholder's federal income tax return.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item in the Account Application. Dividends paid to a foreign shareholder's account by the Fund may be subject to up to 30% withholding instead of backup withholding.

A shareholder that is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult with a tax adviser.

                        ---------------------------------

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information, or in the Fund's official sales literature.

                               Investment Manager
                        Montgomery Asset Management, L.P.
                              101 California Street
                         San Francisco, California 94111
                                 1-800-572-FUND

                                   Distributor
                              Montgomery Securities
                              600 Montgomery Street
                         San Francisco, California 94111
                                 1-415-627-2485

                                    Custodian
                          Morgan Stanley Trust Company
                              One Pierrepont Plaza
                            Brooklyn, New York 11201

                                 Transfer Agent
                                DST Systems, Inc.
                                 P.O. Box 419073
                        Kansas City, Missouri 64141-6073
                                 1-800-447-4210

                                  Legal Counsel
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104

      ---------------------------------------------------------------------

                                     PART A

                          PROSPECTUS FOR CLASS P SHARES

                          MONTGOMERY EMERGING ASIA FUND

      ---------------------------------------------------------------------

The Montgomery Funds
101 California Street
San Francisco, California 94111
(800) 572-FUND



Prospectus
April 7, 1997



Class P shares of the Montgomery Emerging Asia Fund (the "Fund") are offered in this Prospectus. The Fund seeks long-term capital appreciation through investment primarily in the equity securities of emerging Asian companies. As is the case for all mutual funds, attainment of the Fund's investment objective cannot be assured.

The Fund's Class P shares are only sold through financial intermediaries and financial professionals at net asset value with no sales load, no commissions and no exchange fees. The Class P shares are subject to a Rule 12b-1 distribution fee as described in this Prospectus. In general, the minimum initial investment in the Fund is $500, and subsequent investments must be at least $100. The Manager or the Distributor, under any circumstances that either deems appropriate, may waive these minimums. See "How to Invest in the Fund."

The Fund, which is a separate series of The Montgomery Funds, an open-end management investment company, is managed by Montgomery Asset Management, L.P. (the "Manager"), an affiliate of Montgomery Securities (the "Distributor").


Please read this Prospectus before investing and retain it for future reference. A Statement of Additional Information dated November 12, 1996, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-FUND. If you are viewing the electronic version of this prospectus through an on-line computer service, you may request a printed version free of charge by calling (800) 572-FUND.


The Internet address for The Montgomery Funds is www.xperts.montgomery.com/1.

The Fund may offer other classes of shares to investors eligible to purchase those shares. The other classes of shares may have different fees and expenses than the class of shares offered in this Prospectus, and those different fees and expenses may affect performance. To obtain information concerning the other classes of shares not offered in this Prospectus, call The Montgomery Funds at
(800) 572-FUND or contact sales representatives or financial intermediaries who offer those classes.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Fees and Expenses of the Fund                                                 3
--------------------------------------------------------------------------------

The Fund's Investment Objective and Policies                                  4
--------------------------------------------------------------------------------

Portfolio Securities                                                          4
--------------------------------------------------------------------------------

Other Investment Practices                                                    6
--------------------------------------------------------------------------------

Risk Considerations                                                           9
--------------------------------------------------------------------------------

Management of the Fund                                                       11
--------------------------------------------------------------------------------

How To Invest in the Fund                                                    13
--------------------------------------------------------------------------------

How To Redeem an Investment in the Fund                                      17
--------------------------------------------------------------------------------

Exchange Privileges and Restrictions                                         19
--------------------------------------------------------------------------------

How Net Asset Value is Determined                                            20
--------------------------------------------------------------------------------

Dividends and Distributions                                                  20
--------------------------------------------------------------------------------

Taxation                                                                     20
--------------------------------------------------------------------------------

General Information                                                          21
--------------------------------------------------------------------------------

Backup Withholding Instructions                                              22
--------------------------------------------------------------------------------

                          Fees And Expenses Of The Fund

Shareholder Transaction Expenses for the Fund

An investor would pay the following  charges when buying or redeeming  shares of the Fund:
                                 Maximum Sales Load
    Maximum Sales Load         Imposed on Reinvested
   Imposed on Purchases             Dividends              Deferred Sales Load      Redemption Fees+         Exchange Fees
-------------------------------------------------------------------------------------------------------------------------------
           None                        None                       None                  1.00%                   None
-------------------------------------------------------------------------------------------------------------------------------

Estimated Annual Operating Expenses (as a percentage of average net assets)

                                                Montgomery Emerging Asia Fund
--------------------------------------------------------------------------------
Management Fee*                                             1.25%
--------------------------------------------------------------------------------
12b-1 Fee                                                   0.25%
--------------------------------------------------------------------------------
Other Expenses                                              0.65%
(after reimbursement)*
--------------------------------------------------------------------------------
Total Fund Operating Expenses*                              2.15%
--------------------------------------------------------------------------------

The previous tables are intended to assist the investor in understanding the various direct and indirect costs and expenses of the Fund. Operating expenses are paid out of the Fund's assets and are factored into the Fund's share price. The Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year. Because Rule 12b-1 distribution charges are accounted for on a class-level basis (and not on an individual shareholder-level basis), individual long-term investors in the Class P shares of the Fund may over time pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"), even though all shareholders of that Class in the aggregate will not. This is recognized and permitted by the NASD.

+ Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. The Fund reserves the right, upon 60 days' advance notice to shareholders, to impose a redemption fee of up to 1.00% on shares redeemed within 90 days of purchase. The Fund also reserves the right to impose a $20 annual account maintenance fee on accounts that fall below the minimum investment because of redemption. See "How to Redeem an Investment in the Fund."

* Expenses for the Fund are estimated. The Manager will reduce its fees and may absorb or reimburse the Fund for certain expenses to the extent necessary to limit total annual fund operating expenses to the lesser of the amount indicated in the table for the Fund or the maximum allowed by applicable state expense limitations. The Fund is required to reimburse the Manager for any reductions in the Manager's fee only during the two years following that reduction and only if such reimbursement can be achieved within the for going expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year. Absent the reduction, actual total Fund operating expenses are estimated to be 3.50% (2.00% other expenses). The Manager may terminate these voluntary reductions at any time. See "Management of the Fund."

Example of Expenses for the Fund

Assuming, hypothetically, that the Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of the Fund's shares would have paid the following total expenses upon redeeming such shares:

                                         Montgomery Emerging Asia Fund
--------------------------------------------------------------------------------
1 Year                                                $22
--------------------------------------------------------------------------------
3 Years                                               $67
--------------------------------------------------------------------------------
5 Years                                               N/A
--------------------------------------------------------------------------------
10 Years                                              N/A
--------------------------------------------------------------------------------

This example is to help potential investors understand the effect of expenses. Investors should understand that this example does not represent past or future expenses or returns and that actual expenses and returns may vary.

The Fund's Investment Objective And Policies

The investment objective and general investment policies of the Fund are described below. Specific portfolio securities that may be purchased by the Fund are described in "Portfolio Securities" beginning on page 4. Specific investment practices that may be employed by the Fund are described in "Other Investment Practices" beginning on page 6. Certain risks associated with investments in the Fund are described in those sections as well as in "Risk Considerations" beginning on page 9.


The Investment objective of the Fund is long term capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies that have their principal activities in emerging Asian countries. The Fund currently considers the following to be emerging Asian countries: Bangladesh, China and Hong Kong (the fund considers China and Hong Kong to be one single emerging Asia country), India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. The Fund does not expect to invest in Japanese securities, however. In the future, the Fund may invest in other countries in Asia when their markets become sufficiently developed. Under normal conditions, the Fund maintains investments in at least three emerging Asian countries at all times and invests no more than one-third of its total assets in any one emerging Asian country (other than China and Hong Kong or Malaysia where the Fund may invest without being subject to the one-third of total assets limit.) As part of the remaining 35% of its total assets, the Fund may invest in more developed Asian countries, such as Japan, that may serve defensive purposes in an Asian portfolio. Alternatively, companies in more developed Asian markets may have significant operations in emerging Asian countries.

The Fund considers a company to be an emerging Asian company if its securities are principally traded in the capital market of an emerging Asian country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging Asian countries or from sales made in such emerging Asian countries, regardless of where the securities of such company are primarily traded; or it is organized under the laws of, and with a principal office in an emerging Asian country.

Emerging Asian countries are in various stages of economic development with most being considered emerging markets. Each country has its unique risks. Most emerging Asian countries are heavily dependent on international trade. Some have prosperous economies, but are sensitive to world commodity prices. Others are especially vulnerable to recession in other countries. Some emerging Asian countries have experienced rapid growth, although many suffer from obsolete financial systems, economic problems, or archaic legal systems. The return of Hong Kong to Chinese dominion will affect emerging Asian countries in the Pacific region. For information on risks, see "Portfolio Securities," "Risk Considerations" and the Statement of Additional Information.

The Fund invests primarily in common stock but also may invest in other types of equity and equity derivative securities. It may invest up to 35% of its total assets in debt securities, including up to 5% in high yield debt securities rated below investment grade (also known as "junk bond.") See "Portfolio Securities" and "Risk Considerations." During the two- to three-month period following commencement of the Fund's operations, the Fund may have its assets invested substantially in cash and cash equivalents.

The Fund may invest in certain debt securities issued by the governments of emerging Asian countries that are, or may be eligible for, conversion into investments in emerging Asian companies under debt conversion programs sponsored by such governments. If such securities are convertible to equity investments, the Fund deems them to be equity derivative securities. See "Portfolio Securities."

Josephine S. Jimenez, Bryan L. Sudweeks, Angeline Ee and Frank Chiang are responsible for managing the Fund's portfolio. See "Management of the Fund."

Portfolio Securities

Equity Securities

In seeking its investment objective, the Fund emphasizes investments in common stock. The Fund also may invest in other types of equity securities and equity derivative securities such as preferred stocks, convertible securities, warrants, units, rights, and options on securities and on securities indices.

Depositary Receipts

The Fund may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, sometimes called Continental Depositary Receipts, are issued in Europe, typically by foreign banks and trust companies, and evidence ownership of either foreign or domestic underlying securities. GDRs are issued in foreign countries, typically by foreign banks and trust companies, and evidence ownership of either foreign or domestic securities. Unsponsored ADR, EDR and GDR programs are organized without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile.

Convertible Securities

The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Through their conversion feature, they provide an opportunity to participate in capital appreciation resulting from a market price advance in the underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the common stock's market value rises and decrease as the common stock's market value declines. For purposes of allocating Fund investments, the Manager regards convertible securities as a form of equity security.

Securities Warrants and Rights

The Fund may invest up to 5% of its net assets in warrants and rights, including up to 2% of net assets for those not listed on a securities exchange. A warrant typically is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. A right (also called a subscription right) is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public, which entitles the holder to buy the new common stock below the public offering price. A right, like a warrant, is transferable. Also, a warrant or a right not exercised or disposed of by its expiration date expires worthless.

Privatizations

The Fund believes that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and the Fund may invest in privatizations. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

Special Situations

The Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance its capital appreciation potential. The Fund also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impractical for the Fund to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria reviewed by the Board. The Fund does not invest more than 15% of its net assets in illiquid investments, including special situations.

Investment Companies

The Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. See the Statement of Additional Information.

The Fund does not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Fund bears its ratable share of that investment company's expenses, including advisory and administration fees. In accordance with applicable state regulatory provisions, the Manager has agreed to waive its own management fee with respect to the portion of the Fund's assets invested in other open-end (but not closed-end) investment companies.

Debt Securities

The Fund may purchase debt securities that complement its objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy which may be changed by the Board, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P, Baa by Moody's or BBB by Fitch, or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. Subject to this limitation, the Fund may invest in any debt security, including securities in default. After its purchase by the Fund a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. Neither event would require elimination of that security from the Fund's portfolio. However, a security downgraded below the Fund's minimum credit levels generally would be retained only if retention was determined by the Manager and subsequently by the Board to be in the best interests of the Fund. See "Risk Considerations."

In addition to traditional corporate, government and supranational debt securities, the Fund may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, governmental entities and companies of emerging Asia countries.

The percentage distribution between equity and debt will vary from country to country. The following factors, among others, will influence the proportion of the Fund's assets to be invested in equity securities versus debt securities: levels and anticipated trends in inflation and interest rates; expected rate of economic growth and corporate profits growth; changes in government policy, including regulations governing industry, trade, financial markets, and foreign and domestic investment; stability, solvency and expected trends of government finances; and conditions of the balance of payments and changes in the terms of trade.

U.S. Government Securities

The Fund may invest in fixed rate and floating or variable rate U.S. Government securities. Certain of the obligations, including U.S. Treasury Bills, Notes and Bonds, and mortgage-related securities of the Government National Mortgage
Association ("GNMA"), are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, while others, such as those issued by the Federal National Mortgage Association ("FNMA"), Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

Short-term U.S. Government securities generally are considered to be among the safest short-term investments. However, the U.S. Government does not guarantee the net asset value of the Fund's shares. With respect to U.S. Government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities. Accordingly, such U.S. Government securities may involve risk of loss of principal and interest.

Other Investment Practices

The Fund also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objective and Policies of the Fund," contains more detailed information about certain of these practices, including limitations designed to reduce risks.

Repurchase Agreements

The Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, the Fund acquires a U.S. Government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security. Under the Investment Company Act, repurchase agreements are considered to be loans by the Fund and must be fully collateralized by cash, letters of credit, U.S. Government securities or other high-grade liquid debt or equity securities that the Fund's custodian, or a designated sub-custodian, either places in a segregated account or separately identifies and renders unavailable for investment ("Segregable Assets"). If the seller defaults on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

Borrowing

The Fund may borrow money from banks and engage in reverse repurchase transactions, in an amount not to exceed one-third of the value of its total assets to meet temporary or emergency purposes, and the Fund may pledge its assets in connection with such borrowings. The Fund may not purchase securities if such borrowings exceed 10% of its total assets.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date.

Leverage

The Fund may leverage its portfolio to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset values of the Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

Securities Lending

The Fund may lend securities to brokers, dealers and other financial organizations. These loans may not exceed 30% of the Fund's total assets. Each securities loan is collateralized with Segregable Assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

When-Issued and Forward Commitment Securities

The Fund may purchase U.S. Government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, normally 7 to 15 days or, in the case of certain CMO issues, 45 to 60 days later.
When-issued  securities  and  forward  commitments  may  be  sold  prior  to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it causes its custodian to segregate Segregable Assets equal to the value of the when-issued or forward commitment securities and causes the Segregable Assets to be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Fund, the Fund may employ certain risk management practices using the following derivative securities and techniques (known as "derivatives"): forward currency exchange contracts, stock options, currency options, and stock and stock index options, futures contracts and options on futures contracts on foreign government securities and currencies. The Board of the Trust has adopted derivative guidelines that require the Board to review each new type of derivative that may be used by the Fund. Markets in some countries currently do not have instruments available for hedging transactions relating to currencies or to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such countries. To the extent that such markets do not exist, the Manager may not be able to hedge its investment effectively in such countries. Furthermore, the Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment.

Forward Currency Contracts

A forward currency contract is individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund normally conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate in the foreign currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Fund generally does not enter into forward contracts with terms greater than one year.

The Fund generally enters into forward contracts only under two circumstances. First, if the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency. The Fund will not enter into a forward contract if, as a result, it would have more than one-third of total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused its custodian to segregate Segregable Assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect the Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

Options on Securities, Securities Indices and Currencies

The Fund may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges, as well as in the over-the-counter market. The Fund may purchase call options on securities which it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). The Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Put options allow the Fund to protect unrealized gain in an appreciated security that it owns without selling that security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs.

The Fund also may purchase put and call options on stock indices in order to hedge against risks of stock market or industry-wide stock price fluctuations. The Fund may purchase options on currencies in order to hedge its positions in a manner similar to its use of forward foreign exchange contracts and futures contracts on currencies.

Futures and Options on Futures

To protect against the effect of adverse changes in interest rates, the Fund may purchase and sell interest rate futures contracts. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. Government securities, at a specified date and price. In addition, the Fund may purchase and sell put and call options on interest rate futures contracts in lieu of entering into the underlying interest rate futures contracts. The Fund segregates Segregable Assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

The Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets. The Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

Hedging Considerations

Hedging transactions involve certain risks. While the Fund may benefit from the use of hedging transactions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for the Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, the Fund pays commissions and other costs in connection with such investments.

Illiquid Securities

The Fund may not invest more than 15% of its net assets in illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid. State securities laws may impose further limitations on the amount of illiquid or restricted securities the Fund may purchase.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, the Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. Government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in the Fund.

Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Portfolio turnover in excess of 100% is considered high and increases such costs. The annual portfolio turnover for the Fund is expected to be approximately 125%. Even if the portfolio turnover for the Fund is in excess of 125%, the Fund would not consider portfolio turnover as a limiting factor.

Investment Restrictions

The investment objective of the Fund is fundamental and may not be changed without shareholder approval, but unless otherwise stated, the Fund's other investment policies may be changed by the Board. If there is a change in the investment objective or policies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial positions and needs. The Fund is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

The Fund has reserved the right, if approved by the Board, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30 days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this Prospectus.

Risk Considerations

Concentration in Securities of Emerging Asian Companies

The Fund concentrates its investments in companies that have their principal activities in the emerging Asian countries. Consequently, the Fund's share value may be more volatile than that of investment companies not sharing this geographic concentration. The value of the Fund's shares may vary in response to political and economic factors affecting issuers in emerging Asian countries. Although the Fund normally does not expect to invest in Japanese companies, some emerging Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. Many of the emerging Asian countries are developing both economically and politically. Emerging Asia countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some emerging Asian countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some emerging Asia countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in the emerging Asia may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries. Moreover, as long as the Fund invests in at least three emerging Asia countries, it may invest more than 90% of its assets in China and Hong Kong. Alternatively, it may invest up to more than 90% of its assets in Malaysia. Such a heavy concentration of investment in a few countries may make the Fund's share value extremely volatile and, in the event of any economic downturn or other events adversely affecting those countries, such events' impact on the Fund will be more magnified than if the Fund did not have such a narrow concentration.

Small Companies

The Fund may invest in smaller companies that may benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than the prices of the securities of larger issuers.

Foreign Securities

In addition to the special risks of investing in emerging Asian countries discussed above, there are general risk associated with investments in foreign securities.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the Prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services and other costs relating to investments by the Fund in other countries are generally greater than in the U.S. Foreign markets, have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions and resulted in settlement difficulty. The inability of the Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined or result in claims against the Fund if it had entered into a contract to sell the security. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

Because the securities owned by the Fund may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and the Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

Some countries in which the Fund may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund.

Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

Lower Quality Debt

The Fund is authorized to invest in medium-quality (rated or equivalent to BBB by S&P or Fitch's or Baa by Moody's) and in limited amounts of high-risk, lower quality debt securities (i.e., securities rated below BBB or Baa) or, if unrated, deemed to be of equivalent investment quality as determined by the Manager. Medium quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade debt securities.

As an operating policy, which may be changed by the Board without shareholder approval, the Fund does not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, deemed to be of comparable quality as determined by the Manager using guidelines approved by the Board. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its shareholders. Unrated debt securities are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, the Fund may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.

Interest Rates

The market value of debt securities sensitive to prevailing interest rates is inversely related to actual changes in interest rates. That is, a decline in interest rates produces an increase in the market value of these securities while an increase in interest rates produces a decrease. Moreover, the longer the remaining maturity of a security, the greater the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Management Of The Fund

The Montgomery Funds has a Board of Trustees that establishes the Fund's policies and supervises and reviews its management. Day-to-day operations of the Fund are administered by the officers of the Trust and by the Manager pursuant to the terms of an investment management agreement with the Fund.

Montgomery Asset Management, L.P., is the Fund's Manager. The Manager, a California limited partnership, was formed in 1990 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended, and since then has advised private accounts as well as the Fund. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is Montgomery Securities, the Fund's Distributor. Under the Investment Company Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed control persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, the Manager may draw upon the research and administrative resources of
Montgomery Securities in its discretion and consistent with applicable regulations.

Founded in 1969, Montgomery Securities is a fully integrated and highly focused investment banking partnership specializing in emerging growth companies. The firm's areas of expertise include research, corporate finance, sales and trading, and venture capital. Its research department is one of the largest, most experienced groups headquartered outside the East Coast. Through its corporate finance department, Montgomery Securities is a well recognized underwriter of public offerings and provides broad distribution of securities through its sales and trading organization.

Portfolio Managers

The Fund is managed by Josephine S. Jimenez, Bryan L. Sudweeks, Angeline Ee and Frank Chiang.

Josephine S. Jimenez, CFA, is a Managing Director and Senior Portfolio Manager. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. as senior analyst and portfolio manager.

Bryan L.  Sudweeks,  Ph.D.,  CFA, is a Managing  Director  and Senior  Portfolio
Manager. Before joining the Manager, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, he was a Professor of International Finance and Investments at George Washington University and served as Adjunct Professor of International Investments from 1988 until May 1991.

Angeline Ee is a Portfolio Manager. From 1990 until joining the Manager in July 1994, Ms. Ee was an Investment Manager with AIG Investment Corp. in Hong Kong. From June 1989 until September 1990, Ms. Ee was a co-manager of a portfolio of Asian equities and bonds at Chase Manhattan Bank in Singapore.

Frank Chiang is a Portfolio Manager. From 1993 until joining the Manager in 1996, Mr. Chiang was Managing Director and Portfolio Manager at TCW Asia Ltd. in Hong Kong.

Management Fees and Other Expenses

The Manager provides the Fund with advice on buying and selling securities, manages the Fund's investments, including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides personnel needed by the Fund with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with the Fund. The Manager also compensates the members of the Board who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, the Fund pays the Manager a monthly management fee (accrued daily but paid when requested by the Manager) based upon the value of its average daily net assets, according to the following table. The management fee for the Fund is higher than for most mutual funds.

                                    Average Daily Net Assets      Annual Rate
--------------------------------------------------------------------------------
Montgomery Emerging Asia Fund       First $500 million                1.25%
                                    Next $500 million                 1.10%
                                    Over $1 billion                   1.00%
--------------------------------------------------------------------------------

The Manager also serves as the Fund's Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee at the annual rate of seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of daily net assets over $500 million).

The Fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

Rule 12b-1 adopted by the Securities and Exchange Commission (the "SEC") under the Investment Company Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to that Rule, the Trust's Board of Trustees and the initial shareholder of the Class P shares of the Fund have approved, and the Fund has entered into, a Share Marketing Plan (the "Plan") with the Manager, as the distribution coordinator, for the Class P shares. Under the Plan, the Fund will pay distribution fees to the Manager at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares, to reimburse the Manager for its distribution costs with respect to that Class.

The Plan provides that the Manager may use the distribution fees received from the Class to pay for the distribution expenses of that Class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the Manager or any other broker-dealer or financial institution that engages in the distribution of that Class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that Class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that Class; (ii) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective investors in that Class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and that Class; and (iv) costs involved obtaining whatever information, analysis and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable with respect to the distribution of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class P shares as accrued.

In adopting the Plan, the Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of Class P shares. Information with respect to distribution revenues and expenses is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. In its review of the Plan, the Board of Trustees is asked to take into consideration expenses incurred in connection with the separate distribution of the Class P shares.

The Class P shares are not obligated under the Plan to pay any distribution expenses in excess of the distribution fee. Thus, if the Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Manager.

The distribution fee attributable to the Class P shares is designed to permit an investor to purchase Class P shares through broker-dealers without the assessment of a front-end sales charge and at the same time to permit the Manager to compensate broker-dealers on an ongoing basis in connection with the sale of the Class P shares.

The Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Independent Trustees"), vote annually to continue the Plan. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class P shares.

All distribution fees paid by the Fund under the Plan will be paid in accordance with Article III, Section 26 of the Rules of Fair Practice of the NASD, as such Section may change from time to time.

The Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses (excluding the Rule 12b-1 fee) at or below the lesser of the maximum allowable by applicable state expense limitations or one and nine-tenths of one percent (1.90%) of the Fund's average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by the Fund within the following two years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that the Fund is obligated to pay in order to increase the return to the Fund's investors. To the extent the Manager performs a service or assumes an operating expense for which the Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from the Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager, out of its own funds, also may compensate broker-dealers who distribute the Fund's shares as well as other service providers of shareholder and administrative services. In addition, the Manager, out of its own funds, may sponsor seminars and educational programs on the Fund for financial intermediaries and shareholders.

The Manager considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these factors are more fully discussed in the Statement of Additional Information, they include, but are not limited to, reasonableness of commissions, quality of services and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Manager also may consider sale of the Fund's shares as a factor in selecting broker-dealers for the Fund's portfolio transactions. It is anticipated that Montgomery Securities may act as one of the Fund's brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Fund. The Fund will use Montgomery Securities as its broker only when, in the judgment of the Manager and pursuant to review by the Board, Montgomery
Securities  will  obtain a price and  execution  at least as  favorable  as that available from other qualified brokers. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Fund (the "Master Transfer Agent") and performs certain recordkeeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Fund's transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Fund's principal custodian (the "Custodian").

How To Invest In The Fund

The Fund's shares are offered only through financial intermediaries and financial professionals, with no sales load, at their next-determined net asset value after receipt of an order with payment. The Fund's shares are offered for sale by Montgomery Securities, the Fund's Distributor, 600 Montgomery Street, San Francisco, California 94111, (800) 572-3863, and through selected securities brokers and dealers.

If an order, together with payment in proper form, is received by the Transfer Agent, Montgomery Securities or certain administrators of 401(k) and other retirement plans by 4:00 p.m., New York time, on any day that the New York Stock Exchange ("NYSE") is open for trading, Fund shares will be purchased at the Fund's next-determined net asset value. Orders for Fund shares received after 4:00 p.m., New York time, will be purchased at the next-determined net asset value after receipt of the order.

The minimum initial investment in the Fund is $500 (including IRAs) and $100 for subsequent investments. The Manager or the Distributor, in its discretion, may waive these minimums. Purchases may also be made in certain circumstances by payment of securities. See the Statement of Additional Information for further details.

Initial Investments

Minimum Initial Investment (including IRAs):                  $500

Mail your completed application and any checks to:
                The Montgomery Funds
                c/o DST Systems, Inc.
                P.O. Box 419073
                Kansas City, MO 64141-6073

--------------------------------------------------------------------------------
Initial Investments by Check
--------------------------------------------------------------------------------

         o Complete the Account Application. Tell us which Fund(s) you want to invest and make your check payable to The Montgomery Funds.

         o        We do not  accept  third  party  checks  or cash  investments.
                  Checks must be made in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S.

         o        A charge may be imposed on checks that do not clear.

--------------------------------------------------------------------------------
Initial Investments by Wire
--------------------------------------------------------------------------------

         o Notify the Transfer Agent at (800) 572-3863 that you intend to make your initial investment by wire. Provide the Transfer Agent with your name, dollar amount to be invested and the Fund in which you want to invest. They will provide you with further instructions to complete your purchase. Complete information regarding your account must be included in all wire instructions to ensure accurate handling of your investment.

         o Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:
                     Investors  Fiduciary  Trust  Company
                     ABA  #101003621
                     For: DST Systems, Inc.
                     Account #7526601
                     Attention: The Montgomery Funds
                     For Credit to: (shareholder(s) name)
                     Shareholder Account Number: (shareholder(s) account number) Name of Fund: Montgomery Emerging Asia Fund

         o        Your bank may charge a fee for any wire transfers.

         o The Fund and the Distributor each reserve the right to reject any purchase order in whole or in part.

--------------------------------------------------------------------------------

Subsequent Investments

Minimum Subsequent Investment:                                $100

Mail any checks and investment instructions to:
                The Montgomery Funds
                c/o DST Systems, Inc.
                P.O. Box 419073
                Kansas City, MO 64141-6073

--------------------------------------------------------------------------------
Subsequent Investments by Check
--------------------------------------------------------------------------------

                  o        Make your check  payable to The  Montgomery  Emerging
                           Asia Fund.

                  o Enclose an investment stub from your confirmation statement.

                  o If you do not have an investment stub, mail your check with written instructions indicating the Fund name and account number to which your investment should be credited.

                  o We do not accept third party checks or cash investments. Checks must be made in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S.

                  o        A charge may be imposed on checks that do not clear.

--------------------------------------------------------------------------------
Subsequent Investments by Wire
--------------------------------------------------------------------------------

         o You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under "Initial Investments by Wire."

--------------------------------------------------------------------------------
Subsequent Investments by Telephone
--------------------------------------------------------------------------------

         o Shareholders are automatically eligible to make telephone purchases by calling the Transfer Agent at (800) 572-3863 before the Fund cutoff time.

         o        Shares of IRAs are not eligible for telephone purchases.

         o The maximum telephone purchase is an amount up to five times your account value on the previous day.

         o Payments for shares purchased must be received by the Transfer Agent within three business days after the purchase request. Write your confirmed purchase number on your check or include it in your wire instructions.

         o You should do one of the following to ensure payment is received in time:

                  o Transfer funds directly from your bank account by sending a letter and a voided check or deposit slip (for a savings account) to the Transfer Agent.

                  o        Send a check by overnight or 2nd day courier service.
                           Address courier packages to:

                           The Montgomery Funds, c/o DST Systems, Inc., 1004 Baltimore St., Kansas City, MO 64105.

                  o Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under the section titled Initial Investments by Wire.

--------------------------------------------------------------------------------

Complete information regarding your account must be included in all wire instructions in order to facilitate the prompt and accurate handling of investments. Investors may obtain further information from their own banks about wire transfers and any fees that may be imposed. The Fund and the Distributor each reserve the right to reject any purchase order in whole or in part.

Automatic Account Builder ("AAB")

         o AAB will be established on existing accounts only. You may not use an AAB investment to open a new account.

         o        The  minimum   automatic   investment  amount  is  the  Fund's
                  subsequent investment minimum.

         o        Your bank must be a member of the Automated Clearing House.

         o To establish AAB, attach a voided check (checking account) or preprinted deposit slip (savings account) from your bank account to your Montgomery account application or your letter of instruction. Investments will automatically be transferred into your Montgomery account from your checking or savings account.

         o Investments may be transferred either monthly or quarterly on or up to two business days before the 5th or 20th day of the month. If no day is specified on your account application or your letter of instruction, the 20th of each month will be selected.

         o You should allow 20 business days for this service to become effective.

         o You may cancel your AAB at any time by sending a letter to the Transfer Agent. Your request will be processed upon receipt.


Payroll Deduction

         o Investment through payroll deduction will be established on existing accounts only. You may not use payroll deduction to open a new account. The minimum payroll deduction amount is the Fund's subsequent investment minimum.

         o You may automatically deposit a designated amount of your paycheck directly into a Montgomery Fund account.

         o Please call the Transfer Agent to receive instructions to establish this service.


Telephone Transactions

You agree to reimburse the Fund for any expenses or losses that it may incur in connection with transfers from your accounts, including any caused by your bank's failure to act in accordance with your request or its failure to honor your debit. If your bank makes erroneous payments or fails to make payment after shares are purchased on your behalf, any such purchase may be canceled and this privilege terminated immediately. This privilege may be discontinued at any time by the Fund upon 30-days' written notice or any time by you by written notice to the Fund. Your request will be processed upon receipt.

Although Fund shares are priced at the net asset value next-determined after receipt of a purchase request, shares are not purchased until payment is received. Should payment not be received when required, the Transfer Agent will cancel the telephone purchase request and you may be responsible for any losses incurred by the Fund. The Fund and the Transfer Agent will not be liable for following instructions communicated by telephone reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording the telephone call, sending a confirmation and requiring the caller to give a special authorization number or other personal information not likely to be known by others. The Fund and Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions only if such reasonable procedures are not followed.

Retirement Plans

Shares of the Fund are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and IRAs. Neither the Fund nor the Manager administers or acts as custodian for retirement account plans. The Fund may be available for purchase through administrators for retirement plans. Investors who purchase shares as a part of a retirement plan should address inquiries and seek investment servicing from their plan administrators. Plan administrators may receive compensation from the Fund for performing shareholder services.

Share Certificates

Share certificates will not be issued by the Fund. All shares are held in non-certificated form registered on the books of the Fund and the Transfer Agent for the account of the shareholder.

How To Redeem An Investment In The Fund

The Fund will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or, in the case of repurchase orders, Montgomery Securities or other securities dealers. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until it has been notified that the monies used for the purchase have been collected, which may take up to 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting a redemption are set forth below. Shareholders should note that the Fund reserves the right upon 60 days' advance notice to shareholders to impose a redemption fee of up to 1.00% on shares redeemed within 90 days of purchase.

--------------------------------------------------------------------------------
Redeeming by Written Instruction
--------------------------------------------------------------------------------

         o Write a letter indicating your name, account number, the name of the Fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.

         o Signature guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $50,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or national securities exchange. Contact the Transfer Agent if you need more information.

         o If you do not have a predesignated bank account and want to wire your redemption proceeds, include a voided check or deposit slip with your letter. The minimum amount that may be wired is $500 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees in the Manager*s discretion.

         o        Mail your instructions to:
                           The Montgomery Funds
                           c/o DST Systems, Inc.
                           P.O. Box 419073
                           Kansas City, MO  64141

--------------------------------------------------------------------------------
Redeeming By Telephone
--------------------------------------------------------------------------------

         o Unless you have declined telephone redemption privileges on your account application, you may redeem shares up to $50,000 by calling the Transfer Agent before the Fund cutoff time.

         o If you included bank wire information on your account application or made subsequent arrangements to accommodate bank wire redemptions, you may request that the Transfer Agent wire your redemption proceeds to your bank account. Allow at least two business days for redemption proceeds to be credited to your bank account. If you want to wire your redemption proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee.

         o Telephone redemption privileges will be suspended 30 days after an address change. All redemption requests during this period must be in writing with a guaranteed signature.

         o        This service is not available for IRA accounts.

         o Telephone redemption privileges may be cancelled after an account is opened by instructing the Transfer Agent in writing. Your request will be processed upon receipt.

--------------------------------------------------------------------------------

By establishing telephone redemption privileges, a shareholder authorizes the Fund and the Transfer Agent to act upon the instruction of the shareholder or his or her designee by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to a bank or other account designated in the Authorization. When a shareholder appoints a designee on the Account Application or by written authorization, the shareholder agrees to be bound by the telephone redemption instructions given by the shareholder's designee. The Fund may change, modify or terminate these privileges at any time upon 60-days' notice to shareholders. The Fund will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on the shareholder's confirmation after 30 days following mailing of such confirmation. See discussion of Fund telephone procedures and liability under "Telephone Transactions."

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram (not available for IRAs) or overnight courier.

Systematic Withdrawal Plan

Under a Systematic Withdrawal Plan, a shareholder with an account value of $500 or more in the Fund may receive (or have sent to a third party) periodic payments (by check or wire). The minimum payment amount is $100 from the Fund account. Payments may be made either monthly or quarterly on the 1st of each month. Depending on the form of payment requested, shares of the Fund will be redeemed up to five business days before redemption proceeds are scheduled to be received by the shareholder. The redemption may result in recognition of gain or loss for income tax purposes.

Small Accounts/Annual Account Maintenance Fee

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares or to impose a $20 annual account maintenance fee for any account if at any time, because of redemptions by the shareholder, the total value of a shareholder's account is less than $500. If the Fund decides to make an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than the minimum level and will be allowed 30 days to make an additional investment to bring the value of that account at least to $500 before the Fund takes any action.

Exchange Privileges And Restrictions

Exchange Privileges

Shares of the Fund may be exchanged for Class P shares of the other series of the Trust and The Montgomery Funds II (together with the Fund, the "Montgomery Funds"), with restrictions noted below, on the basis of their relative net asset values (with no sales charge or exchange fee) next determined after the time of the exchange request and provided that you have the current prospectus for the fund into which you are exchanging shares of the Fund. You are automatically eligible to make telephone exchanges with your Montgomery account. See discussion of Fund telephone procedures and limitations of liability under "Telephone Transactions." Shareholders should note that an exchange may result in recognition of a gain or loss for income tax purposes.

Exchange Restrictions

A shareholder's privilege of exchanging shares of the Fund has the following restrictions:

o Shareholders may exchange for shares of a Montgomery fund only in states where that fund's shares are qualified for sale.

o A shareholder may not exchange for shares of a Montgomery fund that is not open to new shareholders unless the shareholder has an existing account with that Montgomery fund.

o Shares of the Fund may not be exchanged for shares of another Montgomery fund unless the amount to be received in the exchange satisfies that fund's minimum investment requirement.

o Because excessive exchanges can harm the Fund's performance, the Trust reserves the right to terminate, either temporarily or permanently, exchange privileges of any shareholder who makes more than four exchanges out of the Fund during a twelve-month period and to refuse an exchange into a Montgomery fund from which the shareholder has redeemed shares within the previous 90 days (accounts under common ownership or control and accounts with the same taxpayer identification number will be counted together). This limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and U.S. Department of Labor regulations (for those limits, see plan materials). The Trust reserves the right to refuse exchanges by any person or group if, in the Manager's judgment, the Fund would be unable effectively to invest the money in accordance with its investment objective and policies, or would otherwise be potentially adversely affected. A shareholder's exchanges may be restricted or refused if the Fund receives, or the Manager anticipates, simultaneous orders affecting significant portions of the Fund's assets and, in particular, a pattern of exchanges coinciding with a "market timing" strategy. Although the Trust attempts to provide prior notice to affected shareholders when it is reasonable to do so, it may impose these restrictions at any time. The Trust reserves the right to terminate or modify the exchange privileges of Fund shareholders in the future.

Brokers and Other Intermediaries

Investing through Securities Brokers, Dealers and Financial Intermediaries. Investors may purchase shares of the Fund from other selected securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by these agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent, provided the agent transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on days that the Fund issues shares. Orders received after that time will be purchased at the next-determined net asset value. To the extent these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund for such services.

Repurchase Orders Through Brokerage Accounts

Shareholders also may sell shares back to the Fund by wire or telephone through Montgomery Securities or selected securities brokers or dealers. Shareholders should contact their securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the broker or dealer. Shareholders are entitled to the net asset value next determined after receipt of a repurchase order by such broker-dealer, provided the broker-dealer transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on a day that the Fund redeems shares. Orders received after that time are entitled to the net asset value next determined after receipt.

How Net Asset Value Is Determined

The net asset value of the Fund is determined once daily as of 4:00 p.m., New York time, on each day that the NYSE is open for trading. Per-share net asset value is calculated by dividing the value of the Fund's total net assets by the total number of the Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the manager and the Pricing Committee of the Board respectively, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even if there has not been any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close prior to the time the Fund determines its net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset values may not be reflected in the Fund's calculation of net asset values unless the Manager, under supervision of the Board, determines that a particular event would materially affect the Fund's net asset values.

Dividends And Distributions

The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The Fund currently intends to make one or, if necessary to avoid the imposition of tax on the Fund, more distributions during each calendar year. A distribution may be made between November 1 and December 31 of each year with respect to any undistributed capital gains earned during the one-year period ended October 31 of such calendar year. Another distribution of any undistributed capital gains may also be made following the Fund's fiscal year end (June 30). The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board.

Unless investors request cash distributions in writing at least seven business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional Class P shares of the Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

Taxation

The Fund intends to qualify and elect as soon as possible to be treated as a regulated investment company under Subchapter M of the Code, by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code pertaining to the timing of distributions. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation. The Fund may also incur tax liability to the extent it invests in "passive foreign investment companies." See the Statement of Additional Information.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Fund are considered ordinary income. Part of the distributions paid by the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of the Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Fund.

The Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Fund. Additional information on tax matters relating to the Fund and its shareholders is included in the Statement of Additional Information.

General Information

The Trust

The Fund is a series of The Montgomery Funds, a Massachusetts business trust organized on May 10, 1990 (the "Trust"). The Trust's Agreement and Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The assets and liabilities of each series within the Trust are separate and distinct from those of each other series.

This Prospectus relates only to the Class P shares of the Fund. The Fund has designated other classes of shares and may in the future designate other classes of shares for specific purposes.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Management Agreement); all series of the Trust vote as a single class on matters affecting all series of the Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. Except as set forth herein, all classes of shares issued by the Fund shall have identical voting, dividend, liquidation and other rights, preferences, and terms and conditions. The only differences among the various classes of shares relate solely to the following:
(a) each class may be subject to different class expenses; (b) each class may bear a different identifying designation; (c) each class may have exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

Performance Information

From time to time, the Fund may publish its total return, such as in advertisements and communications to investors. Performance data may be quoted separately for the Class P shares as for other classes. Total return information generally will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against the Fund's income.

Investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return or current yield may be in any future period.

Legal Opinion

The validity of shares offered by this Prospectus will be passed on by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

Shareholder Reports and Inquiries

Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be mailed to each household with accounts under common ownership and the same address regardless of the number of shareholders or accounts at that household or address. A confirmation statement will be mailed to your record address each time you request a transaction except for pre-authorized automatic investment and redemption services (quarterly). All transactions are recorded on quarterly account statements which you will receive at the end of each calendar quarter. Your fourth-quarter account statement will be a year-end statement, listing all transaction activity for the entire year. Retain this statement for your tax records.

In general, shareholders who redeemed shares from a qualifying Montgomery account should expect to receive an Average Cost Statement in February of the following year. Your statement will calculate your average cost using the average cost single-category method.

Any questions should be directed to The Montgomery Funds at 800-572-FUND (800-572-3863).

Backup Withholding Instructions

Shareholders are required by law to provide the Fund with their correct Social Security or other Taxpayer Identification Number ("TIN"), regardless of whether they file tax returns. Failure to do so may subject a shareholder to penalties. Failure to provide a correct TIN or to check the appropriate boxes in the Account Application and to sign the shareholder's name could result in backup withholding by the Fund of an amount of federal income tax equal to 31% of distributions, redemptions, exchanges and other payments made to a shareholder's account. Any tax withheld may be credited against taxes owed on a shareholder's federal income tax return.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item in the Account Application. Dividends paid to a foreign shareholder's account by the Fund may be subject to up to 30% withholding instead of backup withholding.

A shareholder that is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult with a tax adviser.

                        ---------------------------------

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information, or in the Fund's official sales literature.

                               Investment Manager
                        Montgomery Asset Management, L.P.
                              101 California Street
                         San Francisco, California 94111
                                 1-800-572-FUND

                                   Distributor
                              Montgomery Securities
                              600 Montgomery Street
                         San Francisco, California 94111
                                 1-415-627-2485

                                    Custodian
                          Morgan Stanley Trust Company
                              One Pierrepont Plaza
                            Brooklyn, New York 11201

                                 Transfer Agent
                                DST Systems, Inc.
                                 P.O. Box 419073
                        Kansas City, Missouri 64141-6073
                                 1-800-447-4210

                                  Legal Counsel
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104

      ---------------------------------------------------------------------

                                     PART A

                          PROSPECTUS FOR CLASS L SHARES

                          MONTGOMERY EMERGING ASIA FUND

      ---------------------------------------------------------------------

The Montgomery Funds
101 California Street
San Francisco, California 94111
(800) 572-FUND



Prospectus
April 7, 1997



Class L shares of the Montgomery Emerging Asia Fund (the "Fund") are offered in this Prospectus. The Fund seeks long-term capital appreciation through investment primarily in the equity securities of emerging Asian companies. As is the case for all mutual funds, attainment of the Fund's investment objective cannot be assured.

The Fund's Class L shares are only sold through financial intermediaries and financial professionals at net asset value with no sales load, no commissions and no exchange fees. The Class L shares are subject to a Rule 12b-1 distribution fee as described in this Prospectus. In general, the minimum initial investment in the Fund is $500, and subsequent investments must be at least $100. The Manager or the Distributor, under any circumstances that either deems appropriate, may waive these minimums. See "How to Invest in the Fund."

The Fund, which is a separate series of The Montgomery Funds, an open-end management investment company, is managed by Montgomery Asset Management, L.P. (the "Manager"), an affiliate of Montgomery Securities (the "Distributor").


Please read this Prospectus before investing and retain it for future reference. A Statement of Additional Information dated November 12, 1996, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-FUND. If you are viewing the electronic version of this prospectus through an on-line computer service, you may request a printed version free of charge by calling (800) 572-FUND.


The Internet address for The Montgomery Funds is www.xperts.montgomery.com/1.

The Fund may offer other classes of shares to investors eligible to purchase those shares. The other classes of shares may have different fees and expenses than the class of shares offered in this Prospectus, and those different fees and expenses may affect performance. To obtain information concerning the other classes of shares not offered in this Prospectus, call The Montgomery Funds at
(800) 572-FUND or contact sales representatives or financial intermediaries who offer those classes.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Fees and Expenses of the Fund                                                 3
--------------------------------------------------------------------------------

The Fund's Investment Objective and Policies                                  4
--------------------------------------------------------------------------------

Portfolio Securities                                                          4
--------------------------------------------------------------------------------

Other Investment Practices                                                    6
--------------------------------------------------------------------------------

Risk Considerations                                                           9
--------------------------------------------------------------------------------

Management of the Fund                                                       11
--------------------------------------------------------------------------------

How To Invest in the Fund                                                    13
--------------------------------------------------------------------------------

How To Redeem an Investment in the Fund                                      17
--------------------------------------------------------------------------------

Exchange Privileges and Restrictions                                         19
--------------------------------------------------------------------------------

How Net Asset Value is Determined                                            20
--------------------------------------------------------------------------------

Dividends and Distributions                                                  20
--------------------------------------------------------------------------------

Taxation                                                                     20
--------------------------------------------------------------------------------

General Information                                                          21
--------------------------------------------------------------------------------

Backup Withholding Instructions                                              22
--------------------------------------------------------------------------------

                          Fees And Expenses Of The Fund

Shareholder Transaction Expenses for the Fund

An investor would pay the following charges when buying or redeeming shares of the Fund:

                                 Maximum Sales Load
    Maximum Sales Load         Imposed on Reinvested
   Imposed on Purchases              Dividends             Deferred Sales Load      Redemption Fees+         Exchange Fees
-------------------------------------------------------------------------------------------------------------------------------
           None                        None                       None                  1.00%                   None
-------------------------------------------------------------------------------------------------------------------------------

Estimated Annual Operating Expenses (as a percentage of average net assets)

                                             Montgomery Emerging Asia Fund
--------------------------------------------------------------------------------
Management Fee*                                          1.25%
--------------------------------------------------------------------------------
12b-1 Fee                                                0.75%
--------------------------------------------------------------------------------
Other Expenses                                           0.65%
(after reimbursement)*
--------------------------------------------------------------------------------
Total Fund Operating Expenses*                           2.65%
--------------------------------------------------------------------------------

The previous tables are intended to assist the investor in understanding the various direct and indirect costs and expenses of the Fund. Operating expenses are paid out of the Fund's assets and are factored into the Fund's share price. The Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year. Because Rule 12b-1 distribution charges are accounted for on a class-level basis (and not on an individual shareholder-level basis), individual long-term investors in the Class L shares of the Fund may over time pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"), even though all shareholders of that Class in the aggregate will not. This is recognized and permitted by the NASD.

+ Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. The Fund reserves the right, upon 60 days' advance notice to shareholders, to impose a redemption fee of up to 1.00% on shares redeemed within 90 days of purchase. The Fund also reserves the right to impose a $20 annual account maintenance fee on accounts that fall below the minimum investment because of redemption. See "How to Redeem an Investment in the Fund."

* Expenses for the Fund are estimated. The Manager will reduce its fees and may absorb or reimburse the Fund for certain expenses to the extent necessary to limit total annual fund operating expenses to the lesser of the amount indicated in the table for the Fund or the maximum allowed by applicable state expense limitations. The Fund is required to reimburse the Manager for any reductions in the Manager's fee only during the two years following that reduction and only if such reimbursement can be achieved within the for going expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year. Absent the reduction, actual total Fund operating expenses are estimated to be 4.00% (2.00% other expenses). The Manager may terminate these voluntary reductions at any time. See "Management of the Fund."

Example of Expenses for the Fund

Assuming, hypothetically, that the Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of the Fund's shares would have paid the following total expenses upon redeeming such shares:

                                               Montgomery Emerging Asia Fund
--------------------------------------------------------------------------------
1 Year                                                      $27
--------------------------------------------------------------------------------
3 Years                                                     $82
--------------------------------------------------------------------------------
5 Years                                                     N/A
--------------------------------------------------------------------------------
10 Years                                                    N/A
--------------------------------------------------------------------------------

This example is to help potential investors understand the effect of expenses. Investors should understand that this example does not represent past or future expenses or returns and that actual expenses and returns may vary.

The Fund's Investment Objective And Policies

The investment objective and general investment policies of the Fund are described below. Specific portfolio securities that may be purchased by the Fund are described in "Portfolio Securities" beginning on page 4. Specific investment practices that may be employed by the Fund are described in "Other Investment Practices" beginning on page 6. Certain risks associated with investments in the Fund are described in those sections as well as in "Risk Considerations" beginning on page 9.

The Investment objective of the Fund is long term capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies that have their principal activities in emerging Asian countries. The Fund currently considers the following to be emerging Asian countries: Bangladesh, China and Hong Kong (the fund considers China and Hong Kong to be one single emerging Asia country), India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. The Fund does not expect to invest in Japanese securities, however. In the future, the Fund may invest in other countries in Asia when their markets become sufficiently devleoped. Under normal conditions, the Fund maintains investments in at least three emerging Asian countries at all times and invests no more than one-third of its total assets in any one emerging Asian country (other than China and Hong Kong or Malaysia where the Fund may invest without being subject to the one-third of total assets limit). As part of the remaining 35% of its total assets, the Fund may invest in more developed Asian countries, such as Japan, that may serve defensive purposes in an Asian portfolio. Alternatively, companies in more developed Asian markets may have significant operations in emerging Asian countries.


The Fund considers a company to be an emerging Asian company if its securities are principally traded in the capital market of an emerging Asian country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging Asian countries or from sales made in such emerging Asian countries, regardless of where the securities of such company are primarily traded; or it is organized under the laws of, and with a principal office in an emerging Asian country.

Emerging Asian countries are in various stages of economic development with most being considered emerging markets. Each country has its unique risks. Most emerging Asian countries are heavily dependent on international trade. Some have prosperous economies, but are sensitive to world commodity prices. Others are especially vulnerable to recession in other countries. Some emerging Asian countries have experienced rapid growth, although many suffer from obsolete financial systems, economic problems, or archaic legal systems. The return of Hong Kong to Chinese dominion will affect emerging Asian countries in the Pacific region. For information on risks, see "Portfolio Securities," "Risk Considerations" and the Statement of Additional Information.

The Fund invests primarily in common stock but also may invest in other types of equity and equity derivative securities. It may invest up to 35% of its total assets in debt securities, including up to 5% in high yield debt securities rated below investment grade (also known as "junk bonds.") See "Portfolio Securities" and "Risk Considerations." During the two- to three-month period following commencement of the Fund's operations, the Fund may have its assets invested substantially in cash and cash equivalents.

The Fund may invest in certain debt securities issued by the governments of emerging Asian countries that are, or may be eligible for, conversion into investments in emerging Asian companies under debt conversion programs sponsored by such governments. If such securities are convertible to equity investments, the Fund deems them to be equity derivative securities. See "Portfolio Securities."

Josephine S. Jimenez, Bryan L. Sudweeks, Angeline Ee and Frank Chiang are responsible for managing the Fund's portfolio. See "Management of the Fund."

Portfolio Securities

Equity Securities

In seeking its investment objective, the Fund emphasizes investments in common stock. The Fund also may invest in other types of equity securities and equity derivative securities such as preferred stocks, convertible securities, warrants, units, rights, and options on securities and on securities indices.

Depositary Receipts

The Fund may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, sometimes called Continental Depositary Receipts, are issued in Europe, typically by foreign banks and trust companies, and evidence ownership of either foreign or domestic underlying securities. GDRs are issued in foreign countries, typically by foreign banks and trust companies, and evidence ownership of either foreign or domestic securities. Unsponsored ADR, EDR and GDR programs are organized without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile.

Convertible Securities

The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Through their conversion feature, they provide an opportunity to participate in capital appreciation resulting from a market price advance in the underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the common stock's market value rises and decrease as the common stock's market value declines. For purposes of allocating Fund investments, the Manager regards convertible securities as a form of equity security.

Securities Warrants and Rights

The Fund may invest up to 5% of its net assets in warrants and rights, including up to 2% of net assets for those not listed on a securities exchange. A warrant typically is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. A right (also called a subscription right) is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public, which entitles the holder to buy the new common stock below the public offering price. A right, like a warrant, is transferable. Also, a warrant or a right not exercised or disposed of by its expiration date expires worthless.

Privatizations

The Fund believes that foreign government programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and the Fund may invest in privatizations. The ability of U.S. entities, such as the Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

Special Situations

The Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance its capital appreciation potential. The Fund also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impractical for the Fund to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria reviewed by the Board. The Fund does not invest more than 15% of its net assets in illiquid investments, including special situations.

Investment Companies

The Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. See the Statement of Additional Information.

The Fund does not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Fund bears its ratable share of that investment company's expenses, including advisory and administration fees. In accordance with applicable state regulatory provisions, the Manager has agreed to waive its own management fee with respect to the portion of the Fund's assets invested in other open-end (but not closed-end) investment companies.

Debt Securities

The Fund may purchase debt securities that complement its objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy which may be changed by the Board, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P, Baa by Moody's or BBB by Fitch, or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. Subject to this limitation, the Fund may invest in any debt security, including securities in default. After its purchase by the Fund a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. Neither event would require elimination of that security from the Fund's portfolio. However, a security downgraded below the Fund's minimum credit levels generally would be retained only if retention was determined by the Manager and subsequently by the Board to be in the best interests of the Fund. See "Risk Considerations."

In addition to traditional corporate, government and supranational debt securities, the Fund may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, governmental entities and companies of emerging Asia countries.

The percentage distribution between equity and debt will vary from country to country. The following factors, among others, will influence the proportion of the Fund's assets to be invested in equity securities versus debt securities: levels and anticipated trends in inflation and interest rates; expected rate of economic growth and corporate profits growth; changes in government policy, including regulations governing industry, trade, financial markets, and foreign and domestic investment; stability, solvency and expected trends of government finances; and conditions of the balance of payments and changes in the terms of trade.

U.S. Government Securities

The Fund may invest in fixed rate and floating or variable rate U.S. Government securities. Certain of the obligations, including U.S. Treasury Bills, Notes and Bonds, and mortgage-related securities of the Government National Mortgage
Association ("GNMA"), are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, while others, such as those issued by the Federal National Mortgage Association ("FNMA"), Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

Short-term U.S. Government securities generally are considered to be among the safest short-term investments. However, the U.S. Government does not guarantee the net asset value of the Fund's shares. With respect to U.S. Government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities. Accordingly, such U.S. Government securities may involve risk of loss of principal and interest.

Other Investment Practices

The Fund also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objective and Policies of the Fund," contains more detailed information about certain of these practices, including limitations designed to reduce risks.

Repurchase Agreements

The Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, the Fund acquires a U.S. Government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security. Under the Investment Company Act, repurchase agreements are considered to be loans by the Fund and must be fully collateralized by cash, letters of credit, U.S. Government securities or other high-grade liquid debt or equity securities that the Fund's custodian, or a designated sub-custodian, either places in a segregated account or separately identifies and renders unavailable for investment ("Segregable Assets"). If the seller defaults on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

Borrowing

The Fund may borrow money from banks and engage in reverse repurchase transactions, in an amount not to exceed one-third of the value of its total assets to meet temporary or emergency purposes, and the Fund may pledge its assets in connection with such borrowings. The Fund may not purchase securities if such borrowings exceed 10% of its total assets.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date.

Leverage

The Fund may leverage its portfolio to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset values of the Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

Securities Lending

The Fund may lend securities to brokers, dealers and other financial organizations. These loans may not exceed 30% of the Fund's total assets. Each securities loan is collateralized with Segregable Assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

When-Issued and Forward Commitment Securities

The Fund may purchase U.S. Government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, normally 7 to 15 days or, in the case of certain CMO issues, 45 to 60 days later.
When-issued  securities  and  forward  commitments  may  be  sold  prior  to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it causes its custodian to segregate Segregable Assets equal to the value of the when-issued or forward commitment securities and causes the Segregable Assets to be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Fund, the Fund may employ certain risk management practices using the following derivative securities and techniques (known as "derivatives"): forward currency exchange contracts, stock options, currency options, and stock and stock index options, futures contracts and options on futures contracts on foreign government securities and currencies. The Board of the Trust has adopted derivative guidelines that require the Board to review each new type of derivative that may be used by the Fund. Markets in some countries currently do not have instruments available for hedging transactions relating to currencies or to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such countries. To the extent that such markets do not exist, the Manager may not be able to hedge its investment effectively in such countries. Furthermore, the Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment.

Forward Currency Contracts

A forward currency contract is individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund normally conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate in the foreign currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Fund generally does not enter into forward contracts with terms greater than one year.

The Fund generally enters into forward contracts only under two circumstances. First, if the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency. The Fund will not enter into a forward contract if, as a result, it would have more than one-third of total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused its custodian to segregate Segregable Assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect the Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

Options on Securities, Securities Indices and Currencies

The Fund may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges, as well as in the over-the-counter market. The Fund may purchase call options on securities which it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). The Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Put options allow the Fund to protect unrealized gain in an appreciated security that it owns without selling that security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs.

The Fund also may purchase put and call options on stock indices in order to hedge against risks of stock market or industry-wide stock price fluctuations. The Fund may purchase options on currencies in order to hedge its positions in a manner similar to its use of forward foreign exchange contracts and futures contracts on currencies.

Futures and Options on Futures

To protect against the effect of adverse changes in interest rates, the Fund may purchase and sell interest rate futures contracts. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. Government securities, at a specified date and price. In addition, the Fund may purchase and sell put and call options on interest rate futures contracts in lieu of entering into the underlying interest rate futures contracts. The Fund segregates Segregable Assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

The Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets. The Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

Hedging Considerations

Hedging transactions involve certain risks. While the Fund may benefit from the use of hedging transactions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for the Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, the Fund pays commissions and other costs in connection with such investments.

Illiquid Securities

The Fund may not invest more than 15% of its net assets in illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid. State securities laws may impose further limitations on the amount of illiquid or restricted securities the Fund may purchase.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, the Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. Government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in the Fund.

Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Portfolio turnover in excess of 100% is considered high and increases such costs. The annual portfolio turnover for the Fund is expected to be approximately 125%. Even if the portfolio turnover for the Fund is in excess of 125%, the Fund would not consider portfolio turnover as a limiting factor.

Investment Restrictions

The investment objective of the Fund is fundamental and may not be changed without shareholder approval, but unless otherwise stated, the Fund's other investment policies may be changed by the Board. If there is a change in the investment objective or policies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial positions and needs. The Fund is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

The Fund has reserved the right, if approved by the Board, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30 days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this Prospectus.

Risk Considerations

Concentration in Securities of Emerging Asian Companies


The Fund concentrates its investments in companies that have their principal activities in the emerging Asian countries. Consequently, the Fund's share value may be more volatile than that of investment companies not sharing this geographic concentration. The value of the Fund's shares may vary in response to political and economic factors affecting issuers in emerging Asian countries. Although the Fund normally does not expect to invest in Japanese companies, some emerging Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. Many of the emerging Asian countries are developing both economically and politically. Emerging Asia countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some emerging Asia countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some emerging Asia countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in the emerging Asia may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries. Moreover, as long as the Fund invests in at least three emerging Asia countries, it may invest more than 90% of its assets in China and Hong Kong. Alternatively, it may invest more than 90% of its assets in Malaysia. Such heavy concentration of investment in a few countries may make the Fund's share value extremely volatile and, in the event of any economic downturn or other events adversely affecting those countries, such events' impact on the Fund will be more magnified than if the Fund did not have such a narrow concentration.


Small Companies

The Fund may invest in smaller companies that may benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than the prices of the securities of larger issuers.

Foreign Securities

In addition to the special risks of investing in emerging Asian countries discussed above, there are general risk associated with investments in foreign securities.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the Prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services and other costs relating to investments by the Fund in other countries are generally greater than in the U.S. Foreign markets, have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions and resulted in settlement difficulty. The inability of the Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined or result in claims against the Fund if it had entered into a contract to sell the security. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

Because the securities owned by the Fund may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and the Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

Some countries in which the Fund may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund.

Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

Lower Quality Debt

The Fund is authorized to invest in medium-quality (rated or equivalent to BBB by S&P or Fitch's or Baa by Moody's) and in limited amounts of high-risk, lower quality debt securities (i.e., securities rated below BBB or Baa) or, if unrated, deemed to be of equivalent investment quality as determined by the Manager. Medium quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade debt securities.

As an operating policy, which may be changed by the Board without shareholder approval, the Fund does not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, deemed to be of comparable quality as determined by the Manager using guidelines approved by the Board. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its shareholders. Unrated debt securities are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, the Fund may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.

Interest Rates

The market value of debt securities sensitive to prevailing interest rates is inversely related to actual changes in interest rates. That is, a decline in interest rates produces an increase in the market value of these securities while an increase in interest rates produces a decrease. Moreover, the longer the remaining maturity of a security, the greater the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Management Of The Fund

The Montgomery Funds has a Board of Trustees that establishes the Fund's policies and supervises and reviews its management. Day-to-day operations of the Fund are administered by the officers of the Trust and by the Manager pursuant to the terms of an investment management agreement with the Fund.

Montgomery Asset Management, L.P., is the Fund's Manager. The Manager, a California limited partnership, was formed in 1990 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended, and since then has advised private accounts as well as the Fund. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is Montgomery Securities, the Fund's Distributor. Under the Investment Company Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed control persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, the Manager may draw upon the research and administrative resources of
Montgomery Securities in its discretion and consistent with applicable regulations.

Founded in 1969, Montgomery Securities is a fully integrated and highly focused investment banking partnership specializing in emerging growth companies. The firm's areas of expertise include research, corporate finance, sales and trading, and venture capital. Its research department is one of the largest, most experienced groups headquartered outside the East Coast. Through its corporate finance department, Montgomery Securities is a well recognized underwriter of public offerings and provides broad distribution of securities through its sales and trading organization.

Portfolio Managers

The Fund is managed by Josephine S. Jimenez, Bryan L. Sudweeks, Angeline Ee and Frank Chiang.

Josephine S. Jimenez, CFA, is a Managing Director and Senior Portfolio Manager. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. as senior analyst and portfolio manager.

Bryan L.  Sudweeks,  Ph.D.,  CFA, is a Managing  Director  and Senior  Portfolio
Manager. Before joining the Manager, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, he was a Professor of International Finance and Investments at George Washington University and served as Adjunct Professor of International Investments from 1988 until May 1991.

Angeline Ee is a Portfolio Manager. From 1990 until joining the Manager in July 1994, Ms. Ee was an Investment Manager with AIG Investment Corp. in Hong Kong. From June 1989 until September 1990, Ms. Ee was a co-manager of a portfolio of Asian equities and bonds at Chase Manhattan Bank in Singapore.

Frank Chiang is a Portfolio Manager. From 1993 until joining the Manager in 1996, Mr. Chiang was Managing Director and Portfolio Manager at TCW Asia Ltd. in Hong Kong.

Management Fees and Other Expenses

The Manager provides the Fund with advice on buying and selling securities, manages the Fund's investments, including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides personnel needed by the Fund with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with the Fund. The Manager also compensates the members of the Board who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, the Fund pays the Manager a monthly management fee (accrued daily but paid when requested by the Manager) based upon the value of its average daily net assets, according to the following table. The management fee for the Fund is higher than for most mutual funds.

                                  Average Daily Net Assets      Annual Rate
-------------------------------------------------------------------------------
Montgomery Emerging Asia Fund     First $500 million                1.25%
                                  Next $500 million                 1.10%
                                  Over $1 billion                   1.00%
-------------------------------------------------------------------------------

The Manager also serves as the Fund's Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee at the annual rate of seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of daily net assets over $500 million).

The Fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

Rule 12b-1 adopted by the Securities and Exchange Commission (the "SEC") under the Investment Company Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to that Rule, the Trust's Board of Trustees and the initial shareholder of the Class L shares of the Fund have approved, and the Fund has entered into, a Share Marketing Plan (the "Plan") with the Manager, as the distribution coordinator, for the Class L shares. Under the Plan, the Fund will pay distribution fees to the Manager at an annual rate of 0.75% of the Fund's aggregate average daily net assets attributable to its Class L shares, to reimburse the Manager for its distribution costs with respect to that Class.

The Plan provides that the Manager may use the distribution fees received from the Class to pay for the distribution expenses of that Class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the Manager or any other broker-dealer or financial institution that engages in the distribution of that Class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that Class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that Class; (ii) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective investors in that Class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and that Class; and (iv) costs involved obtaining whatever information, analysis and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable with respect to the distribution of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class L shares as accrued.

In adopting the Plan, the Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of Class L shares. Information with respect to distribution revenues and expenses is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. In its review of the Plan, the Board of Trustees is asked to take into consideration expenses incurred in connection with the separate distribution of the Class L shares.

The Class L shares are not obligated under the Plan to pay any distribution expenses in excess of the distribution fee. Thus, if the Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Manager.

The distribution fee attributable to the Class L shares is designed to permit an investor to purchase Class L shares through broker-dealers without the assessment of a front-end sales charge and at the same time to permit the Manager to compensate broker-dealers on an ongoing basis in connection with the sale of the Class L shares.

The Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Independent Trustees"), vote annually to continue the Plan. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class L shares.

All distribution fees paid by the Fund under the Plan will be paid in accordance with Article III, Section 26 of the Rules of Fair Practice of the NASD, as such Section may change from time to time.

The Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses (excluding the Rule 12b-1 fee) at or below the lesser of the maximum allowable by applicable state expense limitations or one and nine-tenths of one percent (1.90%) of the Fund's average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by the Fund within the following two years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that the Fund is obligated to pay in order to increase the return to the Fund's investors. To the extent the Manager performs a service or assumes an operating expense for which the Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from the Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager, out of its own funds, also may compensate broker-dealers who distribute the Fund's shares as well as other service providers of shareholder and administrative services. In addition, the Manager, out of its own funds, may sponsor seminars and educational programs on the Fund for financial intermediaries and shareholders.

The Manager considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these factors are more fully discussed in the Statement of Additional Information, they include, but are not limited to, reasonableness of commissions, quality of services and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Manager also may consider sale of the Fund's shares as a factor in selecting broker-dealers for the Fund's portfolio transactions. It is anticipated that Montgomery Securities may act as one of the Fund's brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Fund. The Fund will use Montgomery Securities as its broker only when, in the judgment of the Manager and pursuant to review by the Board, Montgomery
Securities  will  obtain a price and  execution  at least as  favorable  as that available from other qualified brokers. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Fund (the "Master Transfer Agent") and performs certain recordkeeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Fund's transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Fund's principal custodian (the "Custodian").

How To Invest In The Fund

The Fund's shares are offered only through financial intermediaries and financial professionals, with no sales load, at their next-determined net asset value after receipt of an order with payment. The Fund's shares are offered for sale by Montgomery Securities, the Fund's Distributor, 600 Montgomery Street, San Francisco, California 94111, (800) 572-3863, and through selected securities brokers and dealers.

If an order, together with payment in proper form, is received by the Transfer Agent, Montgomery Securities or certain administrators of 401(k) and other retirement plans by 4:00 p.m., New York time, on any day that the New York Stock Exchange ("NYSE") is open for trading, Fund shares will be purchased at the Fund's next-determined net asset value. Orders for Fund shares received after 4:00 p.m., New York time, will be purchased at the next-determined net asset value after receipt of the order.

The minimum initial investment in the Fund is $500 (including IRAs) and $100 for subsequent investments. The Manager or the Distributor, in its discretion, may waive these minimums. Purchases may also be made in certain circumstances by payment of securities. See the Statement of Additional Information for further details.

Initial Investments

Minimum Initial Investment (including IRAs):              $500

Mail your completed application and any checks to:
                The Montgomery Funds
                c/o DST Systems, Inc.
                P.O. Box 419073
                Kansas City, MO 64141-6073

--------------------------------------------------------------------------------
Initial Investments by Check
--------------------------------------------------------------------------------

         o Complete the Account Application. Tell us which Fund(s) you want to invest and make your check payable to The Montgomery Funds.

         o        We do not  accept  third  party  checks  or cash  investments.
                  Checks must be made in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S.

         o        A charge may be imposed on checks that do not clear.

--------------------------------------------------------------------------------
Initial Investments by Wire
--------------------------------------------------------------------------------

         o Notify the Transfer Agent at (800) 572-3863 that you intend to make your initial investment by wire. Provide the Transfer Agent with your name, dollar amount to be invested and the Fund in which you want to invest. They will provide you with further instructions to complete your purchase. Complete information regarding your account must be included in all wire instructions to ensure accurate handling of your investment.

         o Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:
                    Investors Fiduciary Trust Company
                    ABA #101003621
                    For: DST Systems, Inc.
                    Account #7526601
                    Attention: The Montgomery Funds
                    For Credit to: (shareholder(s) name)
                    Shareholder Account Number: (shareholder(s) account number) Name of Fund: Montgomery Emerging Asia Fund

         o        Your bank may charge a fee for any wire transfers.

         o The Fund and the Distributor each reserve the right to reject any purchase order in whole or in part.

--------------------------------------------------------------------------------


Subsequent Investments

Minimum Subsequent Investment:                                $100

Mail any checks and investment instructions to:
                The Montgomery Funds
                c/o DST Systems, Inc.
                P.O. Box 419073
                Kansas City, MO 64141-6073

--------------------------------------------------------------------------------
Subsequent Investments by Check
--------------------------------------------------------------------------------

                  o        Make your check  payable to The  Montgomery  Emerging
                           Asia Fund.

                  o Enclose an investment stub from your confirmation statement.

                  o If you do not have an investment stub, mail your check with written instructions indicating the Fund name and account number to which your investment should be credited.

                  o We do not accept third party checks or cash investments. Checks must be made in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S.

                  o        A charge may be imposed on checks that do not clear.

--------------------------------------------------------------------------------
Subsequent Investments by Wire
--------------------------------------------------------------------------------

         o You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under "Initial Investments by Wire."

--------------------------------------------------------------------------------
Subsequent Investments by Telephone
--------------------------------------------------------------------------------

         o Shareholders are automatically eligible to make telephone purchases by calling the Transfer Agent at (800) 572-3863 before the Fund cutoff time.

         o        Shares of IRAs are not eligible for telephone purchases.

         o The maximum telephone purchase is an amount up to five times your account value on the previous day.

         o Payments for shares purchased must be received by the Transfer Agent within three business days after the purchase request. Write your confirmed purchase number on your check or include it in your wire instructions.

         o You should do one of the following to ensure payment is received in time:

                  o Transfer funds directly from your bank account by sending a letter and a voided check or deposit slip (for a savings account) to the Transfer Agent.

                  o        Send a check by overnight or 2nd day courier service.
                           Address courier packages to:

                           The Montgomery Funds, c/o DST Systems, Inc., 1004 Baltimore St., Kansas City, MO 64105.

                  o Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under the section titled Initial Investments by Wire.

--------------------------------------------------------------------------------

Complete information regarding your account must be included in all wire instructions in order to facilitate the prompt and accurate handling of investments. Investors may obtain further information from their own banks about wire transfers and any fees that may be imposed. The Fund and the Distributor each reserve the right to reject any purchase order in whole or in part.

Automatic Account Builder ("AAB")

         o AAB will be established on existing accounts only. You may not use an AAB investment to open a new account.

         o        The  minimum   automatic   investment  amount  is  the  Fund's
                  subsequent investment minimum.

         o        Your bank must be a member of the Automated Clearing House.

         o To establish AAB, attach a voided check (checking account) or preprinted deposit slip (savings account) from your bank account to your Montgomery account application or your letter of instruction. Investments will automatically be transferred into your Montgomery account from your checking or savings account.

         o Investments may be transferred either monthly or quarterly on or up to two business days before the 5th or 20th day of the month. If no day is specified on your account application or your letter of instruction, the 20th of each month will be selected.

         o You should allow 20 business days for this service to become effective.

         o You may cancel your AAB at any time by sending a letter to the Transfer Agent. Your request will be processed upon receipt.


Payroll Deduction

         o Investment through payroll deduction will be established on existing accounts only. You may not use payroll deduction to open a new account. The minimum payroll deduction amount is the Fund's subsequent investment minimum.

         o You may automatically deposit a designated amount of your paycheck directly into a Montgomery Fund account.

         o Please call the Transfer Agent to receive instructions to establish this service.


Telephone Transactions

You agree to reimburse the Fund for any expenses or losses that it may incur in connection with transfers from your accounts, including any caused by your bank's failure to act in accordance with your request or its failure to honor your debit. If your bank makes erroneous payments or fails to make payment after shares are purchased on your behalf, any such purchase may be canceled and this privilege terminated immediately. This privilege may be discontinued at any time by the Fund upon 30-days' written notice or any time by you by written notice to the Fund. Your request will be processed upon receipt.

Although Fund shares are priced at the net asset value next-determined after receipt of a purchase request, shares are not purchased until payment is received. Should payment not be received when required, the Transfer Agent will cancel the telephone purchase request and you may be responsible for any losses incurred by the Fund. The Fund and the Transfer Agent will not be liable for following instructions communicated by telephone reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording the telephone call, sending a confirmation and requiring the caller to give a special authorization number or other personal information not likely to be known by others. The Fund and Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions only if such reasonable procedures are not followed.

Retirement Plans

Shares of the Fund are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and IRAs. Neither the Fund nor the Manager administers or acts as custodian for retirement account plans. The Fund may be available for purchase through administrators for retirement plans. Investors who purchase shares as a part of a retirement plan should address inquiries and seek investment servicing from their plan administrators. Plan administrators may receive compensation from the Fund for performing shareholder services.

Share Certificates

Share certificates will not be issued by the Fund. All shares are held in non-certificated form registered on the books of the Fund and the Transfer Agent for the account of the shareholder.

How To Redeem An Investment In The Fund

The Fund will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or, in the case of repurchase orders, Montgomery Securities or other securities dealers. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until it has been notified that the monies used for the purchase have been collected, which may take up to 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting a redemption are set forth below. Shareholders should note that the Fund reserves the right upon 60 days' advance notice to shareholders to impose a redemption fee of up to 1.00% on shares redeemed within 90 days of purchase.

--------------------------------------------------------------------------------
Redeeming by Written Instruction
--------------------------------------------------------------------------------

         o Write a letter indicating your name, account number, the name of the Fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.

         o Signature guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $50,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or national securities exchange. Contact the Transfer Agent if you need more information.

         o If you do not have a predesignated bank account and want to wire your redemption proceeds, include a voided check or deposit slip with your letter. The minimum amount that may be wired is $500 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees in the Manager*s discretion.

         o        Mail your instructions to:
                           The Montgomery Funds
                           c/o DST Systems, Inc.
                           P.O. Box 419073
                           Kansas City, MO  64141

--------------------------------------------------------------------------------
Redeeming By Telephone
--------------------------------------------------------------------------------

         o Unless you have declined telephone redemption privileges on your account application, you may redeem shares up to $50,000 by calling the Transfer Agent before the Fund cutoff time.

         o If you included bank wire information on your account application or made subsequent arrangements to accommodate bank wire redemptions, you may request that the Transfer Agent wire your redemption proceeds to your bank account. Allow at least two business days for redemption proceeds to be credited to your bank account. If you want to wire your redemption proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee.

         o Telephone redemption privileges will be suspended 30 days after an address change. All redemption requests during this period must be in writing with a guaranteed signature.

         o        This service is not available for IRA accounts.

         o Telephone redemption privileges may be cancelled after an account is opened by instructing the Transfer Agent in writing. Your request will be processed upon receipt.

--------------------------------------------------------------------------------

By establishing telephone redemption privileges, a shareholder authorizes the Fund and the Transfer Agent to act upon the instruction of the shareholder or his or her designee by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to a bank or other account designated in the Authorization. When a shareholder appoints a designee on the Account Application or by written authorization, the shareholder agrees to be bound by the telephone redemption instructions given by the shareholder's designee. The Fund may change, modify or terminate these privileges at any time upon 60-days' notice to shareholders. The Fund will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on the shareholder's confirmation after 30 days following mailing of such confirmation. See discussion of Fund telephone procedures and liability under "Telephone Transactions."

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram (not available for IRAs) or overnight courier.

Systematic Withdrawal Plan

Under a Systematic Withdrawal Plan, a shareholder with an account value of $500 or more in the Fund may receive (or have sent to a third party) periodic payments (by check or wire). The minimum payment amount is $100 from the Fund account. Payments may be made either monthly or quarterly on the 1st of each month. Depending on the form of payment requested, shares of the Fund will be redeemed up to five business days before redemption proceeds are scheduled to be received by the shareholder. The redemption may result in recognition of gain or loss for income tax purposes.

Small Accounts/Annual Account Maintenance Fee

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares or to impose a $20 annual account maintenance fee for any account if at any time, because of redemptions by the shareholder, the total value of a shareholder's account is less than $500. If the Fund decides to make an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than the minimum level and will be allowed 30 days to make an additional investment to bring the value of that account at least to $500 before the Fund takes any action.

Exchange Privileges And Restrictions

Exchange Privileges

Shares of the Fund may be exchanged for Class L shares of the other series of the Trust and The Montgomery Funds II (together with the Fund, the "Montgomery Funds"), with restrictions noted below, on the basis of their relative net asset values (with no sales charge or exchange fee) next determined after the time of the exchange request and provided that you have the current prospectus for the fund into which you are exchanging shares of the Fund. You are automatically eligible to make telephone exchanges with your Montgomery account. See discussion of Fund telephone procedures and limitations of liability under "Telephone Transactions." Shareholders should note that an exchange may result in recognition of a gain or loss for income tax purposes.

Exchange Restrictions

A shareholder's privilege of exchanging shares of the Fund has the following restrictions:

o Shareholders may exchange for shares of a Montgomery fund only in states where that fund's shares are qualified for sale.

o A shareholder may not exchange for shares of a Montgomery fund that is not open to new shareholders unless the shareholder has an existing account with that Montgomery fund.

o Shares of the Fund may not be exchanged for shares of another Montgomery fund unless the amount to be received in the exchange satisfies that fund's minimum investment requirement.

o Because excessive exchanges can harm the Fund's performance, the Trust reserves the right to terminate, either temporarily or permanently, exchange privileges of any shareholder who makes more than four exchanges out of the Fund during a twelve-month period and to refuse an exchange into a Montgomery fund from which the shareholder has redeemed shares within the previous 90 days (accounts under common ownership or control and accounts with the same taxpayer identification number will be counted together). This limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and U.S. Department of Labor regulations (for those limits, see plan materials). The Trust reserves the right to refuse exchanges by any person or group if, in the Manager's judgment, the Fund would be unable effectively to invest the money in accordance with its investment objective and policies, or would otherwise be potentially adversely affected. A shareholder's exchanges may be restricted or refused if the Fund receives, or the Manager anticipates, simultaneous orders affecting significant portions of the Fund's assets and, in particular, a pattern of exchanges coinciding with a "market timing" strategy. Although the Trust attempts to provide prior notice to affected shareholders when it is reasonable to do so, it may impose these restrictions at any time. The Trust reserves the right to terminate or modify the exchange privileges of Fund shareholders in the future.

Brokers and Other Intermediaries

Investing through Securities Brokers, Dealers and Financial Intermediaries. Investors may purchase shares of the Fund from other selected securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by these agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent, provided the agent transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on days that the Fund issues shares. Orders received after that time will be purchased at the next-determined net asset value. To the extent these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund for such services.

Repurchase Orders Through Brokerage Accounts

Shareholders also may sell shares back to the Fund by wire or telephone through Montgomery Securities or selected securities brokers or dealers. Shareholders should contact their securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the broker or dealer. Shareholders are entitled to the net asset value next determined after receipt of a repurchase order by such broker-dealer, provided the broker-dealer transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on a day that the Fund redeems shares. Orders received after that time are entitled to the net asset value next determined after receipt.

How Net Asset Value Is Determined

The net asset value of the Fund is determined once daily as of 4:00 p.m., New York time, on each day that the NYSE is open for trading. Per-share net asset value is calculated by dividing the value of the Fund's total net assets by the total number of the Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the manager and the Pricing Committee of the Board respectively, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even if there has not been any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close prior to the time the Fund determines its net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset values may not be reflected in the Fund's calculation of net asset values unless the Manager, under supervision of the Board, determines that a particular event would materially affect the Fund's net asset values.

Dividends And Distributions

The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The Fund currently intends to make one or, if necessary to avoid the imposition of tax on the Fund, more distributions during each calendar year. A distribution may be made between November 1 and December 31 of each year with respect to any undistributed capital gains earned during the one-year period ended October 31 of such calendar year. Another distribution of any undistributed capital gains may also be made following the Fund's fiscal year end (June 30). The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board.

Unless investors request cash distributions in writing at least seven business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional Class L shares of the Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

Taxation

The Fund intends to qualify and elect as soon as possible to be treated as a regulated investment company under Subchapter M of the Code, by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code pertaining to the timing of distributions. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation. The Fund may also incur tax liability to the extent it invests in "passive foreign investment companies." See the Statement of Additional Information.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Fund are considered ordinary income. Part of the distributions paid by the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of the Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Fund.

The Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Fund. Additional information on tax matters relating to the Fund and its shareholders is included in the Statement of Additional Information.

General Information

The Trust

The Fund is a series of The Montgomery Funds, a Massachusetts business trust organized on May 10, 1990 (the "Trust"). The Trust's Agreement and Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The assets and liabilities of each series within the Trust are separate and distinct from those of each other series.

This Prospectus relates only to the Class L shares of the Fund. The Fund has designated other classes of shares and may in the future designate other classes of shares for specific purposes.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Management Agreement); all series of the Trust vote as a single class on matters affecting all series of the Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. Except as set forth herein, all classes of shares issued by the Fund shall have identical voting, dividend, liquidation and other rights, preferences, and terms and conditions. The only differences among the various classes of shares relate solely to the following:
(a) each class may be subject to different class expenses; (b) each class may bear a different identifying designation; (c) each class may have exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

Performance Information

From time to time, the Fund may publish its total return, such as in advertisements and communications to investors. Performance data may be quoted separately for the Class L shares as for other classes. Total return information generally will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against the Fund's income.

Investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return or current yield may be in any future period.

Legal Opinion

The validity of shares offered by this Prospectus will be passed on by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

Shareholder Reports and Inquiries

Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be mailed to each household with accounts under common ownership and the same address regardless of the number of shareholders or accounts at that household or address. A confirmation statement will be mailed to your record address each time you request a transaction except for pre-authorized automatic investment and redemption services (quarterly). All transactions are recorded on quarterly account statements which you will receive at the end of each calendar quarter. Your fourth-quarter account statement will be a year-end statement, listing all transaction activity for the entire year. Retain this statement for your tax records.

In general, shareholders who redeemed shares from a qualifying Montgomery account should expect to receive an Average Cost Statement in February of the following year. Your statement will calculate your average cost using the average cost single-category method.

Any questions should be directed to The Montgomery Funds at 800-572-FUND (800-572-3863).

Backup Withholding Instructions

Shareholders are required by law to provide the Fund with their correct Social Security or other Taxpayer Identification Number ("TIN"), regardless of whether they file tax returns. Failure to do so may subject a shareholder to penalties. Failure to provide a correct TIN or to check the appropriate boxes in the Account Application and to sign the shareholder's name could result in backup withholding by the Fund of an amount of federal income tax equal to 31% of distributions, redemptions, exchanges and other payments made to a shareholder's account. Any tax withheld may be credited against taxes owed on a shareholder's federal income tax return.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item in the Account Application. Dividends paid to a foreign shareholder's account by the Fund may be subject to up to 30% withholding instead of backup withholding.

A shareholder that is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult with a tax adviser.

                        ---------------------------------

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information, or in the Fund's official sales literature.

                               Investment Manager
                        Montgomery Asset Management, L.P.
                              101 California Street
                         San Francisco, California 94111
                                 1-800-572-FUND

                                   Distributor
                              Montgomery Securities
                              600 Montgomery Street
                         San Francisco, California 94111
                                 1-415-627-2485

                                    Custodian
                          Morgan Stanley Trust Company
                              One Pierrepont Plaza
                            Brooklyn, New York 11201

                                 Transfer Agent
                                DST Systems, Inc.
                                 P.O. Box 419073
                        Kansas City, Missouri 64141-6073
                                 1-800-447-4210

                                  Legal Counsel
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104

               ---------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                              THE MONTGOMERY FUNDS
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------



Item 24.  Financial Statements and Exhibits
          (a)       Financial Statements:

                    (1) Portfolio Investments as of June 30, 1996; Statements of Assets and Liabilities as of June 30, 1996; Statements of Operations For the Year Ended June 30, 1996; Statement of Cash Flows for year ended June 30, 1996; Statements of Changes in Net Assets for the Year Ended June 30, 1996; Financial Highlights for a Fund share outstanding throughout each year, including the year ended June 30, 1996 for Montgomery Growth Fund, Montgomery Micro Cap Fund, Montgomery Small Cap Fund, Montgomery Small Cap Opportunities Fund, Montgomery Equity Income Fund, Montgomery Asset Allocation Fund, Montgomery Select 50 Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery International Small Cap Fund, Montgomery International Growth Fund, Montgomery Emerging Markets Fund, Montgomery Short Government Bond Fund, Montgomery Government Reserve Fund, Montgomery California Tax-Free Intermediate Bond Fund and Montgomery California Tax-Free Money Fund; Notes to Financial Statements; Independent Auditors' Report on the foregoing, all incorporated by reference to the Annual Report to Shareholders of the above-named funds.

          (b)       Exhibits:

          (1)(A)   Agreement  and   Declaration  of  Trust  is  incorporated  by
                      reference to the Registrant's Registration Statement as filed with the Commission on May 16, 1990 ("Registration Statement").

          (1)(B)   Amendment  to   Agreement   and   Declaration   of  Trust  is
                      incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement as filed with the Commission on December 30, 1993 ("Post-Effective Amendment No. 17").

          (1)(C)   Amended and Restated  Agreement and  Declaration  of Trust is
                      incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement as filed with the
                      Commission on September 13, 1995 ("Post-Effective Amendment No. 28").

          (2)      By-Laws are  incorporated  by reference  to the  Registration
                      Statement.

          (3)      Voting Trust Agreement - Not applicable.

          (4)      Specimen Share Certificate - Not applicable.

          (5)(A)   Form of Investment  Management  Agreement is  incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed with the Commission on July 5, 1990 ("Pre-Effective Amendment No. 1").

          (5)(B)   Form of  Amendment  to  Investment  Management  Agreement  is
                      incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement as filed with the Commission on March 31, 1995 ("Post-Effective Amendment No. 24").

          (6)(A)   Form of  Underwriting  Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

          (6)(B)   Form of Selling Group  Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

          (7)      Benefit Plan(s) - Not applicable.

          (8)      Custody   Agreement   is   incorporated   by   reference   to
                      Post-Effective Amendment No. 24.

          (9)(A)   Form of Administrative  Services Agreement is incorporated by reference to Post-Effective Amendment No. 15.

          (9)(B)   Form of Multiple Class Plan is  incorporated  by reference to
                      Post-Effective Amendment No. 28.

          (9)(C)   Form  of  Shareholder   Services  Plan  is   incorporated  by
                      reference to Post-Effective Amendment No. 28.

          (10)     Consent  and  Opinion of Counsel as to  legality of shares is incorporated by reference to Pre-Effective Amendment No.1.

          (11)     Independent Auditors' Consent. - Not Applicable.

          (12)     Financial Statements omitted from Item 23 - Not applicable.

          (13)     Letter of Understanding re: Initial Shares is incorporated by reference to Pre-Effective Amendment No. 1.

          (14)     Model Retirement Plan Documents are incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement as filed with the Commission on March 4, 1991 ("Post-Effective Amendment No. 2").

          (15)     Form of Share  Marketing Plan is incorporated by reference to
                      Post-Effective Amendment No. 28.

          (16)(A)  Performance  Computation for Montgomery Short Government Bond
                      Fund  is  incorporated  by  reference  to   Post-Effective
                      Amendment No. 13.

          (16)(B)  Performance  Computation  for Montgomery  Government  Reserve
                      Fund  is  incorporated  by  reference  to   Post-Effective
                      Amendment No. 12.

          (16)(C)  Performance  Computation for Montgomery  California  Tax-Free
                      Intermediate Bond Fund is incorporated by reference to Post-Effective Amendment No. 17.

          (16)(D)  Performance Computation for the other series of Registrant is incorporated by reference to Post-Effective  Amendment No.
                      2.

          (27)     Financial Data Schedule is  incorporated by reference to Form
                      N-SAR filed for the period ended June 30, 1996.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

         Montgomery Asset Management, L.P., a California limited partnership, is the manager of each series of the Registrant, of The Montgomery Funds II, a Delaware business trust, and of The Montgomery Funds III, a Delaware business trust. Montgomery Asset Management, Inc., a California corporation is the general partner of Montgomery Asset Management, L.P., and Montgomery Securities is its sole limited partner. The Registrant, The Montgomery Funds II and The Montgomery Funds III are deemed to be under the common control of each of those three entities.


Item 26.  Number of Holders of Securities
                                                      Number of Record Holders
        Title of Class                                as of December 31, 1996
        --------------                                -----------------------
        Shares of Beneficial
        Interest, $0.01 par value
        -------------------------
        Montgomery Small Cap Fund (Class R)                          7,204

        Montgomery Growth Fund (Class R)                            59,109

        Montgomery Emerging Markets                                 55,952
          Fund  (Class R)

        Montgomery International Small Cap Fund (Class R)            2,538

        Montgomery Global Opportunities Fund (Class R)               1,614

        Montgomery Global Communications Fund (Class R)             16,531

        Montgomery Equity Income Fund (Class R)                      1,614

        Montgomery Short Duration Government Bond Fund               1,280
          (Class R)

        Montgomery California Tax-Free                                250
          Intermediate Bond Fund (Class R)

        Montgomery Government Reserve Fund (Class R)                11,180

        Montgomery California Tax-Free                               1,478
          Money Fund (Class R)

        Montgomery Micro Cap Fund (Class R)                         12,145

        Montgomery International Growth Fund (Class R)                831

        Montgomery Select 50 Fund (Class R)                          6,916

        Montgomery Small Cap Opportunities Fund (Class R)           13,991

        Montgomery Federal Tax-Free Money Fund (Class R)              497

        Montgomery Technology Fund                                     0

        Montgomery Emerging Asia Fund                                1,207

        Montgomery Global Asset Allocation Fund                        0

        Montgomery Total Return Bond Fund                              0

Item 27.  Indemnification

         Article VII, Section 3 of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

         Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

         Montgomery Securities, which is a broker-dealer and the principal underwriter of The Montgomery Funds, is the sole limited partner of the investment manager, Montgomery Asset Management, L.P. ("MAM, L.P."). The general partner of MAM, L.P. is a corporation, Montgomery Asset Management, Inc. ("MAM, Inc."), certain of the officers and directors of which serve in similar capacities for MAM, L.P. One of these officers and directors, Mr. R. Stephen Doyle, also is a capital limited partner of Montgomery Securities, and Mr. Jack
G. Levin, Secretary of The Montgomery Funds, is a Managing Director of Montgomery Securities. R. Stephen Doyle is the Chairman and Chief Executive Officer of MAM, L.P.; Mark B. Geist is the President; John T. Story is the Managing Director of Mutual Funds and Executive Vice President; David E. Demarest is Chief Administrative Officer; Mary Jane Fross is Manager of Mutual Fund Administration and Finance; and Josephine Jimenez, Bryan L. Sudweeks, Stuart O. Roberts, John H. Brown, William C. Stevens, Roger Honour, Oscar Castro and John Boich are Managing Directors of MAM, L.P. Information about the individuals who function as officers of MAM, L.P. (namely, R. Stephen Doyle, Mark B. Geist, John T. Story, David E. Demarest, Mary Jane Fross and the eight Managing Directors) is set forth in Part B.

Item 29.  Principal Underwriter.

         (a) Montgomery Securities is the principal underwriter of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III. Montgomery Securities acts as the principal underwriter, depositor and/or investment adviser and/or trustee for The Montgomery Funds, an investment company registered under the Investment Company Act of 1940, as amended, and for the following private investment partnerships or trusts:

                   Montgomery Bridge Fund Liquidating Trust
                   Montgomery Bridge Fund II, Liquidating Trust
                   Montgomery Bridge Investments Limited, Liquidating Trust Montgomery Private Investments Partnership, Liquidating Trust Pathfinder Montgomery Fund I, L.P., Liquidating Trust Montgomery Growth Partners, L.P.
                   Montgomery Small Cap Partners II, L.P.
                   Montgomery Small Cap Partners III, L.P.
                   Montgomery Capital Partners, L.P.
                   Montgomery Capital Partners II, L.P.
                   Montgomery Emerging Markets Fund Limited
                   Montgomery Emerging World Partners, L.P.

         (b) The following information is furnished with respect to the officers and general partners of Montgomery Securities:


          Name and Principal             Position and Offices                         Positions and Offices
           Business Address*             with Montgomery Securities                      with Registrant
           ----------------              --------------------------                      ---------------

Lewis W. Coleman                         Senior Managing Director                              None

J. Richard Fredericks                    Senior Managing Director                              None

Robert L. Kahan                          Senior Managing Director                              None

Kent A. Logan                            Senior Managing Director                              None

Jerome S. Markowitz                      Senior Managing Director                        Trustee Designate

Karl L. Matthies                         Senior Managing Director                              None

J. Sanford Miller                        Senior Managing Director                              None

Joseph M. Schell                         Senior Managing Director                              None

John K. Skeen                            Senior Managing Director                              None

Thomas W. Weisel                         Chairman and Chief Executive Officer                  None

Stephen T. Aiello                        Managing Director                                     None

John A. Berg                             Managing Director                                     None

Howard S. Berl                           Managing Director                                     None

Charles R. Brama                         Managing Director                                     None

Robert V. Cheadle                        Managing Director                                     None

Jeffrey B. Child                         Managing Director                                     None

                                      C-5

          Name and Principal             Position and Offices                         Positions and Offices
           Business Address*             with Montgomery Securities                      with Registrant
           ----------------              --------------------------                      ---------------

M. Allen Chozen                          Managing Director                                     None

Frank J. Connelly                        Managing Director                                     None

David K. Crossen                         Managing Director                                     None

Glen C. Dailey                           Managing Director                                     None

Michael G. Dorey                         Managing Director                                     None

Dennis Dugan                             Managing Director                                     None

Frank M. Dunlevy                         Managing Director                                     None

William A. Falk                          Managing Director                                     None

Paul G. Fox                              Managing Director                                     None

Clark L. Gerhardt, Jr.                   Managing Director                                     None

Seth J. Gersch                           Managing Director                                     None

Robert G. Goddard                        Managing Director                                     None

P. Joseph Grasso                         Managing Director                                     None

James C. Hale, III                       Managing Director                                     None

Wilson T. Hileman, Jr.                   Managing Director                                     None

Brett A. Hodess                          Managing Director                                     None

Ben Howe                                 Managing Director                                     None

Craig R. Johnson                         Managing Director                                     None

Joseph A. Jolson                         Managing Director                                     None

Scott C. Kovalik                         Managing Director                                     None

Kurt H. Kruger                           Managing Director                                     None

Guy A. Lampard                           Managing Director                                     None

David S. Lehmann                         Managing Director                                     None

Derek Lemke-von Ammon                    Managing Director                                     None

Jack G. Levin, Esq.                      Managing Director                                   Secretary

                                      C-6

          Name and Principal             Position and Offices                         Positions and Offices
           Business Address*             with Montgomery Securities                      with Registrant
           ----------------              --------------------------                      ---------------

Merrill S. Lichtenfeld                   Managing Director                                     None

James F. McMahon                         Managing Director                                     None

Michael G. Mueller                       Managing Director                                     None

Bernard M. Notas                         Managing Director                                     None

Bruce G. Potter                          Managing Director                                     None

David B. Readerman                       Managing Director                                     None

Rand Rosenberg                           Managing Director                                     None

Alice S. Ruth                            Managing Director                                     None

Richard A. Smith                         Managing Director                                     None

Kathleen Smythe-de Urquieta              Managing Director                                     None

Peter B. Stoneberg                       Managing Director                                     None

Thomas Tashjian                          Managing Director                                     None

Thomas A. Thornhill, III                 Managing Director                                     None

John Tinker                              Managing Director                                     None

Otto V. Tschudi                          Managing Director                                     None

Stephan P. Vermut                        Managing Director                                     None

John W. Weiss                            Managing Director                                     None

George W. Yandell, III                   Managing Director                                     None

Ross Investments, Inc.                   General Partner                                       None

LWC Investments, Inc.                    General Partner                                       None

RLK Investments, Inc.                    General Partner                                       None

Logan Investments, Inc.                  General Partner                                       None

SEWEL Investments, Inc.                  General Partner                                       None

MMJ Investments, Inc.                    General Partner                                       None

Skeen Investments, Inc.                  General Partner                                       None

* The principal business address of persons and entities listed is 600 Montgomery Street, San Francisco, California 94111.

         The above list does not include limited partners or special limited partners who are not Managing Directors of Montgomery Securities.

Item 30.  Location of Accounts and Records.

         The accounts,  books, or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections
(2)(iii),  (4), (5), (6), (7), (9), (10) and (11) of Rule 31a-1(b)),  which will be kept by the Registrant at 101 California Street, San Francisco, California 94111.

Item 31.  Management Services.

         There are no management-related service contracts not discussed in Parts A and B.

Item 32.  Undertakings.

         (a)      Not applicable.

         (b) Registrant hereby undertakes to file a post-effective amendment including financial statements of Montgomery Technology Fund, Montgomery Growth & Income Fund, Montgomery Federal Tax-Free Money Fund, Montgomery Emerging Asia Fund, Montgomery Global Asset Allocation Fund or Montgomery Total Return Bond Fund, which need not be certified, within four to six months from the effective date of Registrant's 1933 Act registration statement as to those series.

         (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (d) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and State of California on this 4th day of February, 1997.




                                           THE MONTGOMERY FUNDS



                                           By:  R. Stephen Doyle*
                                                --------------------------------
                                                Chairman and Principal Executive
                                                Officer



Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


R. Stephen Doyle*                       Officer; Principal                     February 4, 1997
-----------------
R. Stephen Doyle                        Financial and Accounting
                                        Officer; and Trustee
Andrew Cox *                            Trustee                                February 4, 1997
------------
Andrew Cox

Cecilia H. Herbert *                    Trustee                                February 4, 1997
--------------------
Cecilia H. Herbert

John A. Farnsworth *                    Trustee                                February 4, 1997
--------------------
John A. Farnsworth



         * By:    /s/ Julie Allecta
               -------------------------
         Julie Allecta, Attorney-in-Fact
         pursuant to Power of Attorney previously filed.

